UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04975

MFS MULTIMARKET INCOME TRUST

(Exact name of registrant as specified in charter)

111 Huntington Avenue, Boston, Massachusetts 02199

(Address of principal executive offices) (Zip code)

Susan S. Newton

Massachusetts Financial Services Company

111 Huntington Avenue

Boston, Massachusetts 02199

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: October 31

Date of reporting period: April 30, 2014

ITEM 1.	REPORTS TO STOCKHOLDERS.

SEMIANNUAL REPORT

April 30, 2014

MFS® MULTIMARKET

INCOME TRUST

MMT-SEM

MFS® MULTIMARKET INCOME TRUST

New York Stock Exchange Symbol: MMT

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

LETTER FROM THE CHAIRMAN AND CEO

Dear Shareholders:

After gaining momentum late last year, the U.S. economy slipped this winter, as severe weather curtailed activity. More recently, however, labor market data, consumer confidence, retail sales and industrial output have indicated that the U.S. economy could be regaining traction.

Europe emerged from its recession midway through 2013. However, its pace of growth has been slow, high unemployment persists and the risk of deflation exists. Asia remains vulnerable. China’s economic growth has slowed, and Japan’s early progress toward an economic turnaround continues to face obstacles. Emerging markets have also displayed much higher volatility, affected by the early transition from aggressive central bank monetary easing.

With so much uncertainty, global financial markets began 2014 with much greater volatility than last year’s broad-based rally. For equity investors, attention to company fundamentals has taken on more importance. Bond investors have been attuned to heightened risks from possible interest rate increases.

As always at MFS®, active risk management is an integral part of how we manage your investments. We use a collaborative process, sharing insights across asset classes, regions and economic sectors. Our global team of investment professionals uses a multidisciplined, long-term, diversified investment approach.

We understand that these are challenging economic times. We believe that we can serve you best by applying proven principles, such as asset allocation and diversification, over the long term. We are confident that this approach can serve you well as you work with your financial advisors to reach your goals in the years ahead.

Respectfully,

Robert J. Manning

Chairman and Chief Executive Officer

MFS Investment Management

June 13, 2014

The opinions expressed in this letter are subject to change, may not be relied upon for investment advice, and no forecasts can be guaranteed.

PORTFOLIO COMPOSITION

Portfolio structure (i)

Fixed income sectors (i)
High Yield Corporates	60.7%
Emerging Markets Bonds	19.6%
High Grade Corporates	18.7%
Commercial Mortgage-Backed Securities	4.2%
Non-U.S. Government Bonds	3.0%
Floating Rate Loans	1.4%
Mortgage-Backed Securities	0.6%
Asset-Backed Securities	0.3%
Collateralized Debt Obligations	0.2%
Municipal Bonds	0.1%
U.S. Treasury Securities	(7.4)%

Composition including fixed income credit quality (a)(i)
AAA	1.8%
AA	0.7%
A	8.4%
BBB	26.8%
BB	29.0%
B	32.4%
CCC	8.6%
CC (o)	0.0%
C	0.3%
D	0.2%
U.S. Government	3.0%
Federal Agencies	0.6%
Not Rated	(10.4)%
Non-Fixed Income	0.4%
Cash & Other	(1.8)%

Portfolio facts (i)
Average Duration (d)	5.1
Average Effective Maturity (m)	7.7 yrs.

Issuer country weightings (i)(x)
United States	57.3%
Mexico	4.2%
United Kingdom	3.8%
Canada	3.4%
France	2.8%
Brazil	2.3%
Israel	2.0%
Luxembourg	1.9%
China	1.9%
Other Countries	20.4%

Portfolio Composition – continued

(a)	For all securities other than those specifically described below, ratings are assigned to underlying securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. Ratings are shown in the S&P and Fitch scale (e.g., AAA). Securities rated BBB or higher are considered investment grade. All ratings are subject to change. U.S. Government includes securities issued by the U.S. Department of the Treasury. Federal Agencies includes rated and unrated U.S. Agency fixed-income securities, U.S. Agency mortgage-backed securities, and collateralized mortgage obligations of U.S. Agency mortgage-backed securities. Not Rated includes fixed income securities, including fixed income futures contracts, which have not been rated by any rating agency. Non-Fixed Income includes equity securities (including convertible bonds and equity derivatives) and commodities. The fund may not hold all of these instruments. The fund is not rated by these agencies.
(d)	Duration is a measure of how much a bond’s price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a bond with a 5-year duration is likely to lose about 5.00% of its value due to the interest rate move.
(i)	For purposes of this presentation, the components include the market value of securities, and reflect the impact of the equivalent exposure of derivative positions, if any. These amounts may be negative from time to time. Equivalent exposure is a calculated amount that translates the derivative position into a reasonable approximation of the amount of the underlying asset that the portfolio would have to hold at a given point in time to have the same price sensitivity that results from the portfolio’s ownership of the derivative contract. When dealing with derivatives, equivalent exposure is a more representative measure of the potential impact of a position on portfolio performance than market value. The bond component will include any accrued interest amounts.
(m)	In determining an instrument’s effective maturity for purposes of calculating the fund’s dollar-weighted average effective maturity, MFS uses the instrument’s stated maturity or, if applicable, an earlier date on which MFS believes it is probable that a maturity-shortening device (such as a put, pre-refunding or prepayment) will cause the instrument to be repaid. Such an earlier date can be substantially shorter than the instrument’s stated maturity.
(o)	Less than 0.1%.
(x)	Represents the portfolio’s exposure to issuer countries as a percentage of a portfolio’s net assets. For purposes of this presentation, United States includes Cash & Other.

From time to time “Cash & Other” may be negative due to borrowings for leverage transactions, timing of cash receipts, and/or equivalent exposure from any derivative holdings.

Where the fund holds convertible bonds, these are treated as part of the equity portion of the portfolio.

Cash & Other includes cash, other assets less liabilities, offsets to derivative positions, and short-term securities.

Percentages are based on net assets as of 4/30/14.

The portfolio is actively managed and current holdings may be different.

PORTFOLIO MANAGERS’ PROFILES

Portfolio Manager	Primary Role	Since	Title and Five Year History
Richard Hawkins	Lead Portfolio Manager	2006	Investment Officer of MFS; employed in the investment management area of MFS since 1988.

William Adams	Lower Quality Debt Instruments Portfolio Manager	2011	Investment Officer of MFS; employed in the investment management area of MFS since 2009.

Ward Brown	Emerging Markets Debt Instruments Portfolio Manager	2012	Investment Officer of MFS; employed in the investment management area of MFS since 2005.

David Cole	Lower Quality Debt Instruments Portfolio Manager	2006	Investment Officer of MFS; employed in the investment management area of MFS since 2004.

Pilar Gomez-Bravo	Investment Grade Debt Instruments Portfolio Manager	2013	Investment Officer of MFS; employed in the investment management area of MFS since 2013; Imperial Capital from May 2012 to March 2013; Negentropy Capital from June 2011 to April 2012; Marengo Asset Management from June 2010 to April 2011; Neuberger Berman from June 2006 to May 2010.

Robert Persons	Investment Grade Debt Instruments Portfolio Manager	2013	Investment Officer of MFS; employed in the investment management area of MFS since 2000.

Matthew Ryan	Emerging Markets Debt Instruments Portfolio Manager	2004	Investment Officer of MFS; employed in the investment management area of MFS since 1997.

OTHER NOTES

The fund’s shares may trade at a discount or premium to net asset value. Shareholders do not have the right to cause the fund to repurchase their shares at net asset value. When fund shares trade at a premium, buyers pay more than the net asset value underlying fund shares, and shares purchased at a premium would receive less than the amount paid for them in the event of the fund’s liquidation. As a result, the total return that is calculated based on the net asset value and New York Stock Exchange price can be different.

Other Notes – continued

The fund’s monthly distributions may include a return of capital to shareholders to the extent that distributions are in excess of the fund’s net investment income and net capital gains, determined in accordance with federal income tax regulations. Distributions that are treated for federal income tax purposes as a return of capital will reduce each shareholder’s basis in his or her shares and, to the extent the return of capital exceeds such basis, will be treated as gain to the shareholder from a sale of shares. Returns of shareholder capital have the effect of reducing the fund’s assets and increasing the fund’s expense ratio.

In accordance with Section 23(c) of the Investment Company Act of 1940, the fund hereby gives notice that it may from time to time repurchase shares of the fund in the open market at the option of the Board of Trustees and on such terms as the Trustees shall determine.

PORTFOLIO OF INVESTMENTS

4/30/14 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Bonds - 108.9%
Issuer	Shares/Par	Value ($)

Aerospace - 1.7%
Alliant Techsystems, Inc., 5.25%, 10/01/21 (n)	$395,000	$409,813
BE Aerospace, Inc., 5.25%, 4/01/22	500,000	517,500
Bombardier, Inc., 7.5%, 3/15/18 (n)	760,000	866,400
Bombardier, Inc., 7.75%, 3/15/20 (n)	930,000	1,060,200
Bombardier, Inc., 6.125%, 1/15/23 (n)	980,000	1,002,050
CPI International, Inc., 8.75%, 2/15/18	985,000	1,031,788
Gencorp, Inc., 7.125%, 3/15/21	905,000	981,859
Huntington Ingalls Industries, Inc., 7.125%, 3/15/21	1,755,000	1,934,888
Kratos Defense & Security Solutions, Inc., 10%, 6/01/17	2,005,000	2,110,263

		$9,914,761
Apparel Manufacturers - 0.4%
Hanesbrands, Inc., 6.375%, 12/15/20	$845,000	$921,050
PVH Corp., 4.5%, 12/15/22	1,220,000	1,200,175

		$2,121,225
Asset-Backed & Securitized - 4.7%
Banc of America Commercial Mortgage, Inc., FRN, 5.948%, 2/10/51	$1,585,301	$1,761,345
Bayview Financial Acquisition Trust, FRN, 5.483%, 2/28/41	315,705	323,452
Bayview Financial Revolving Mortgage Loan Trust, FRN, 1.751%, 12/28/40 (z)	2,404,493	1,591,138
Citigroup Commercial Mortgage Trust, FRN, 5.892%, 12/10/49	390,311	54,956
Citigroup/Deutsche Bank Commercial Mortgage Trust, FRN, 5.366%, 12/11/49	1,400,000	1,472,100
Credit Suisse Commercial Mortgage Trust, “AM”, FRN, 5.865%, 6/15/39	1,781,000	1,894,532
Crest Ltd., CDO, 7%, 1/28/40 (a)(p)	2,639,859	131,993
Falcon Franchise Loan LLC, FRN, 14.915%, 1/05/25 (i)(z)	426,706	136,546
First Union National Bank Commercial Mortgage Trust, FRN, 1.901%, 1/12/43 (i)(z)	686,603	913
First Union-Lehman Brothers Bank of America, FRN, 0.706%, 11/18/35 (i)	6,105,297	114,603
G-Force LLC, CDO, “A2”, 4.83%, 8/22/36 (z)	57,711	59,061
GMAC LLC, FRN, 8.34%, 4/15/34 (d)(n)(q)	1,177,015	953,430
Goldman Sachs Mortgage Securities Corp., FRN, 5.997%, 8/10/45	1,905,985	2,116,525
Greenwich Capital Commercial Funding Corp., 5.475%, 3/10/39	1,745,342	1,880,423
JPMorgan Chase Commercial Mortgage Securities Corp., 5.552%, 5/12/45	1,547,137	1,668,024

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

Bonds - continued
Asset-Backed & Securitized - continued
JPMorgan Chase Commercial Mortgage Securities Corp., “A4”, FRN, 5.989%, 6/15/49		$2,000,000	$2,209,226
JPMorgan Chase Commercial Mortgage Securities Corp., “C”, FRN, 6.206%, 2/15/51		270,000	152,847
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.475%, 4/15/43		1,526,838	1,634,013
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 6.025%, 4/15/45		1,590,000	1,727,071
JPMorgan Chase Commercial Mortgage Trust, 2007-LD11, “AM”, FRN, 5.989%, 6/15/49		2,243,253	2,354,592
Lehman Brothers Commercial Conduit Mortgage Trust, FRN, 1.248%, 2/18/30 (i)		821,809	20,964
Morgan Stanley Capital I Trust, “AM”, FRN, 5.869%, 4/15/49		1,674,000	1,766,343
Morgan Stanley Capital I, Inc., FRN, 1.412%, 4/28/39 (i)(z)		3,383,666	21,182
Multi Security Asset Trust, “A3”, CDO, 5%, 11/28/35 (n)		726,974	731,423
Wachovia Bank Commercial Mortgage Trust, “A4”, FRN, 6.132%, 2/15/51		1,000,000	1,098,133
Wachovia Bank Commercial Mortgage Trust, FRN, 5.118%, 7/15/42		1,275,270	1,327,862

			$27,202,697
Automotive - 2.5%
Accuride Corp., 9.5%, 8/01/18		$1,365,000	$1,419,600
Allison Transmission, Inc., 7.125%, 5/15/19 (n)		1,630,000	1,760,400
Delphi Automotive PLC, 4.15%, 3/15/24		392,000	401,119
Delphi Corp., 5%, 2/15/23		41,000	43,460
FCE Bank PLC, 1.875%, 5/12/16	EUR	300,000	423,299
Ford Motor Credit Co. LLC, 1.7%, 5/09/16		$1,000,000	1,012,136
Goodyear Tire & Rubber Co., 6.5%, 3/01/21		1,225,000	1,326,063
Goodyear Tire & Rubber Co., 7%, 5/15/22		420,000	463,050
Harley-Davidson Financial Services, Inc., 2.7%, 3/15/17 (n)		600,000	620,879
Hyundai Capital America, 4%, 6/08/17 (n)		256,000	273,310
Jaguar Land Rover PLC, 8.125%, 5/15/21 (n)		2,020,000	2,285,125
Jaguar Land Rover PLC, 5.625%, 2/01/23 (n)		470,000	490,563
Lear Corp., 8.125%, 3/15/20		424,000	462,160
Lear Corp., 4.75%, 1/15/23 (n)		290,000	284,925
Lear Corp., 5.375%, 3/15/24		140,000	143,500
RCI Banque S.A., 4.375%, 1/27/15	EUR	400,000	568,876
Renault S.A., 3.625%, 9/19/18	EUR	475,000	698,681
Schaeffler Finance B.V., 6.875%, 8/15/18 (n)(p)		$655,000	695,119
TRW Automotive, Inc., 4.5%, 3/01/21 (n)		500,000	520,000
Volkswagen International Finance N.V., 3.875% to 9/04/18, FRN to 9/29/49	EUR	400,000	580,580

			$14,472,845

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

Bonds - continued
Biotechnology - 0.1%
Life Technologies Corp., 6%, 3/01/20		$700,000	$812,171

Broadcasting - 3.6%
AMC Networks, Inc., 7.75%, 7/15/21		$1,259,000	$1,410,080
Clear Channel Communications, Inc., 9%, 3/01/21		1,001,000	1,063,563
Clear Channel Worldwide Holdings, Inc., 6.5%, 11/15/22		245,000	260,925
Clear Channel Worldwide Holdings, Inc., 6.5%, 11/15/22		945,000	1,011,150
Clear Channel Worldwide Holdings, Inc., “A”, 7.625%, 3/15/20		55,000	58,850
Clear Channel Worldwide Holdings, Inc., “B”, 7.625%, 3/15/20		1,270,000	1,368,425
GrafTech International Co., 6.375%, 11/15/20		750,000	766,875
IAC/InterActive Corp., 4.875%, 11/30/18		185,000	193,325
IAC/InterActive Corp., 4.75%, 12/15/22		735,000	722,138
Inmarsat Finance PLC, 7.375%, 12/01/17 (n)		835,000	868,400
Intelsat Jackson Holdings S.A., 6.625%, 12/15/22 (n)		860,000	883,650
Intelsat Jackson Holdings S.A., 6.625%, 12/15/22		1,545,000	1,587,488
Intelsat Jackson Holdings S.A., 5.5%, 8/01/23 (n)		325,000	318,094
Intelsat Luxembourg S.A., 8.125%, 6/01/23		1,215,000	1,275,750
Liberty Media Corp., 8.5%, 7/15/29		1,280,000	1,427,200
Liberty Media Corp., 8.25%, 2/01/30		50,000	54,750
Myriad International Holdings B.V., 6%, 7/18/20 (n)		1,265,000	1,382,013
Netflix, Inc., 5.375%, 2/01/21		945,000	982,800
Nexstar Broadcasting, Inc., 6.875%, 11/15/20		880,000	941,600
SES S.A., 3.6%, 4/04/23 (n)		226,000	220,393
SIRIUS XM Radio, Inc., 4.25%, 5/15/20 (n)		290,000	278,400
SIRIUS XM Radio, Inc., 5.875%, 10/01/20 (n)		130,000	135,688
SIRIUS XM Radio, Inc., 5.75%, 8/01/21 (n)		195,000	199,875
SIRIUS XM Radio, Inc., 4.625%, 5/15/23 (z)		120,000	111,000
Univision Communications, Inc., 6.875%, 5/15/19 (n)		1,035,000	1,106,156
Univision Communications, Inc., 7.875%, 11/01/20 (n)		940,000	1,032,825
Univision Communications, Inc., 8.5%, 5/15/21 (n)		685,000	753,500
Vivendi S.A., 4%, 3/31/17	EUR	400,000	604,312

			$21,019,225
Brokerage & Asset Managers - 0.4%
E*TRADE Financial Corp., 6.375%, 11/15/19		$2,295,000	$2,492,944

Building - 3.3%
Allegion U.S. Holding Co., Inc., 5.75%, 10/01/21 (n)		$1,485,000	$1,574,100
Boise Cascade Co., 6.375%, 11/01/20		640,000	688,000
Building Materials Holding Corp., 6.875%, 8/15/18 (n)		885,000	923,719
Building Materials Holding Corp., 7%, 2/15/20 (n)		470,000	499,375
Building Materials Holding Corp., 6.75%, 5/01/21 (n)		715,000	773,988
CEMEX Espana S.A., 9.25%, 5/12/20 (n)		785,000	853,688

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

Bonds - continued
Building - continued
CEMEX Finance LLC, 9.375%, 10/12/22		$335,000	$386,088
CEMEX Finance LLC, 6%, 4/01/24 (z)		488,000	488,610
CEMEX S.A.B. de C.V., 5.875%, 3/25/19 (n)		202,000	207,555
CEMEX S.A.B. de C.V., 6.5%, 12/10/19 (n)		405,000	425,250
CEMEX S.A.B. de C.V., 9.25%, 5/12/20		335,000	364,313
CEMEX S.A.B. de C.V., 7.25%, 1/15/21 (n)		746,000	801,950
CEMEX S.A.B. de C.V., FRN, 5.233%, 9/30/15 (n)		552,000	567,870
CRH Finance Ltd., 3.125%, 4/03/23	EUR	300,000	440,178
Gibraltar Industries, Inc., 6.25%, 2/01/21		$365,000	386,900
HD Supply, Inc., 8.125%, 4/15/19		560,000	620,200
HD Supply, Inc., 7.5%, 7/15/20		1,580,000	1,710,350
Headwaters, Inc., 7.25%, 1/15/19 (n)		335,000	352,588
Headwaters, Inc., 7.625%, 4/01/19		265,000	284,875
Holcim Finance Luxembourg S.A., 3%, 1/22/24	EUR	300,000	430,400
Holcim GB Finance Ltd., 8.75%, 4/24/17	GBP	200,000	399,968
Lafarge S.A., 6.625%, 11/29/18	EUR	450,000	721,075
Mohawk Industries, Inc., 3.85%, 2/01/23		$653,000	648,103
Nortek, Inc., 8.5%, 4/15/21		1,170,000	1,289,925
Odebrecht Finance Ltd., 7.125%, 6/26/42 (n)		419,000	426,333
Owens Corning, Inc., 4.2%, 12/15/22		364,000	363,004
Roofing Supply Group LLC/Roofing Supply Finance, Inc., 10%, 6/01/20 (n)		908,000	1,001,070
USG Corp., 6.3%, 11/15/16		550,000	594,000
USG Corp., 7.875%, 3/30/20 (n)		525,000	585,375
USG Corp., 5.875%, 11/01/21 (n)		245,000	260,313

			$19,069,163
Business Services - 1.3%
Equinix, Inc., 4.875%, 4/01/20		$855,000	$872,100
Equinix, Inc., 5.375%, 4/01/23		530,000	539,275
Fidelity National Information Services, Inc., 5%, 3/15/22		870,000	910,790
First Data Corp., 10.625%, 6/15/21		690,000	782,288
iGate Corp., 4.75%, 4/15/19 (n)		435,000	439,894
Iron Mountain, Inc., 8.375%, 8/15/21		611,000	644,605
Iron Mountain, Inc., 6%, 8/15/23		780,000	828,750
Lender Processing Services, Inc., 5.75%, 4/15/23		330,000	353,100
NeuStar, Inc., 4.5%, 1/15/23		775,000	674,250
Tencent Holdings Ltd., 3.375%, 3/05/18 (n)		664,000	677,268
Tencent Holdings Ltd., 3.375%, 5/02/19 (z)		965,000	970,039

			$7,692,359
Cable TV - 2.8%
CCO Holdings LLC, 7.375%, 6/01/20		$390,000	$428,513
CCO Holdings LLC/CCO Holdings Capital Corp., 8.125%, 4/30/20		1,600,000	1,754,000

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

Bonds - continued
Cable TV - continued
CCO Holdings LLC/CCO Holdings Capital Corp., 6.5%, 4/30/21		$705,000	$752,588
CCO Holdings LLC/CCO Holdings Capital Corp., 5.75%, 1/15/24		675,000	680,906
Cequel Communications Holdings, 6.375%, 9/15/20 (n)		970,000	1,016,075
Columbus International, Inc., 7.375%, 3/30/21 (n)		200,000	209,000
Comcast Corp., 4.65%, 7/15/42		700,000	717,691
Comcast Corp., 4.75%, 3/01/44		292,000	304,357
DISH DBS Corp., 6.75%, 6/01/21		890,000	1,005,700
DISH DBS Corp., 5%, 3/15/23		755,000	770,100
Lynx I Corp., 5.375%, 4/15/21 (n)		520,000	533,000
Lynx II Corp., 6.375%, 4/15/23 (n)		340,000	357,000
Nara Cable Funding Ltd., 8.875%, 12/01/18	EUR	300,000	449,584
Nara Cable Funding Ltd., 8.875%, 12/01/18 (n)		$235,000	253,800
Numericable Group S.A., 6%, 5/15/22 (z)		1,290,000	1,320,638
Shaw Communications, Inc., 5.65%, 10/01/19	CAD	475,000	489,765
Telenet Finance Luxembourg, 6.375%, 11/15/20 (n)	EUR	450,000	669,460
Time Warner Cable, Inc., 5.75%, 6/02/31	GBP	250,000	472,638
Unitymedia Hessen, 5.5%, 1/15/23 (n)		$670,000	676,700
UPCB Finance III Ltd., 6.625%, 7/01/20 (n)		1,294,000	1,381,345
Videotron Ltd., 5.375%, 6/15/24 (z)		155,000	156,163
Virgin Media Finance PLC, 8.375%, 10/15/19		194,000	207,338
Virgin Media Finance PLC, 5.5%, 1/15/21	GBP	300,000	525,443
VTR Finance B.V., 6.875%, 1/15/24 (n)		$207,000	215,713
Ziggo Bond Co. B.V., 8%, 5/15/18 (n)	EUR	680,000	1,014,152

			$16,361,669
Chemicals - 2.7%
Celanese U.S. Holdings LLC, 5.875%, 6/15/21		$995,000	$1,089,525
Celanese U.S. Holdings LLC, 4.625%, 11/15/22		405,000	407,025
CF Industries, Inc., 3.45%, 6/01/23		577,000	563,880
Dow Chemical Co., 8.55%, 5/15/19		800,000	1,025,558
Flash Dutch 2 B.V./U.S. Coatings Acquisition, 7.375%, 5/01/21 (n)		810,000	888,975
FMC Corp., 4.1%, 2/01/24		426,000	439,949
Hexion U.S. Finance Corp., 6.625%, 4/15/20		500,000	519,375
Hexion U.S. Finance Corp./Hexion Nova Scotia Finance, 8.875%, 2/01/18		1,015,000	1,056,869
Huntsman International LLC, 8.625%, 3/15/21		1,740,000	1,940,100
INEOS Finance PLC, 8.375%, 2/15/19 (n)		1,390,000	1,530,738
INEOS Group Holdings S.A., 6.125%, 8/15/18 (n)		920,000	953,350
INEOS Group Holdings S.A., 5.875%, 2/15/19 (n)		200,000	204,000
LYB International Finance B.V., 4%, 7/15/23		270,000	279,713
LyondellBasell Industries N.V., 5.75%, 4/15/24		487,000	567,758
NOVA Chemicals Corp., 5.25%, 8/01/23 (n)		372,000	398,040
Polypore International, Inc., 7.5%, 11/15/17		460,000	486,174

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

Bonds - continued
Chemicals - continued
Sociedad Quimica y Minera de Chile S.A., 5.5%, 4/21/20 (n)		$568,000	$614,952
Taminco Global Chemical Corp., 9.75%, 3/31/20 (n)		1,200,000	1,351,500
Tronox Finance LLC, 6.375%, 8/15/20		1,165,000	1,188,300

			$15,505,781
Computer Software - 0.4%
Syniverse Holdings, Inc., 9.125%, 1/15/19		$1,465,000	$1,589,525
VeriSign, Inc., 4.625%, 5/01/23		1,005,000	962,288

			$2,551,813
Computer Software - Systems - 0.4%
Audatex North America, Inc., 6%, 6/15/21 (n)		$820,000	$879,450
Audatex North America, Inc., 6.125%, 11/01/23 (n)		220,000	235,125
CDW LLC/CDW Finance Corp., 12.535%, 10/12/17		44,000	45,980
CDW LLC/CDW Finance Corp., 8.5%, 4/01/19		1,145,000	1,252,344

			$2,412,899
Conglomerates - 1.5%
Alfa S.A.B de C.V., 5.25%, 3/25/24 (n)		$217,000	$220,526
Amsted Industries Co., 5%, 3/15/22 (n)		1,005,000	1,002,488
BC Mountain LLC, 7%, 2/01/21 (n)		980,000	953,050
Dynacast International LLC, 9.25%, 7/15/19		755,000	838,050
Entegris, Inc., 6%, 4/01/22 (n)		855,000	865,688
Metalloinvest Finance Ltd., 5.625%, 4/17/20 (n)		708,000	631,890
Renaissance Acquisition, 6.875%, 8/15/21 (n)		1,300,000	1,334,125
Rexel S.A., 6.125%, 12/15/19 (n)		1,085,000	1,150,100
Siemens Financierings N.V., 5.25% to 9/14/16, FRN to 9/14/66	EUR	300,000	449,326
Siemens Financierings N.V., 6.125% to 9/14/16, FRN to 9/14/66	GBP	150,000	272,888
Silver II Borrower, 7.75%, 12/15/20 (n)		$940,000	1,019,900

			$8,738,031
Construction - 0.1%
Empresas ICA S.A.B. de C.V., 8.9%, 2/04/21		$590,000	$601,800

Consumer Products - 0.8%
Elizabeth Arden, Inc., 7.375%, 3/15/21		$950,000	$1,042,625
Henkel AG & Co. KGaA, 5.375% to 11/25/15, FRN to 11/25/04	EUR	300,000	440,775
Mattel, Inc., 1.7%, 3/15/18		$192,000	190,217
Prestige Brands, Inc., 8.125%, 2/01/20		373,000	417,760
Prestige Brands, Inc., 5.375%, 12/15/21 (n)		545,000	558,625
Prosegur Compania de Seguridad S.A., 2.75%, 4/02/18	EUR	400,000	579,030
Reckitt Benckiser Treasury Services PLC, 3.625%, 9/21/23 (n)		$500,000	501,855
Spectrum Brands, Inc., 6.375%, 11/15/20		750,000	813,750

			$4,544,637

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

Bonds - continued
Consumer Services - 1.3%
ADT Corp., 6.25%, 10/15/21 (n)		$1,525,000	$1,589,813
ADT Corp., 4.125%, 6/15/23		370,000	333,000
Garda World Security Corp., 7.25%, 11/15/21 (z)		755,000	795,581
Grupo Posadas S.A.B. de C.V., 7.875%, 11/30/17		475,000	480,938
Monitronics International, Inc., 9.125%, 4/01/20		1,495,000	1,590,306
QVC, Inc., 7.375%, 10/15/20 (n)		620,000	667,625
Service Corp. International, 7%, 6/15/17		1,345,000	1,513,125
Service Corp. International, 5.375%, 5/15/24 (z)		265,000	266,988

			$7,237,376
Containers - 2.1%
Ardagh Packaging Finance PLC, 7.375%, 10/15/17 (n)		$770,000	$815,238
Ardagh Packaging Finance PLC, 9.125%, 10/15/20 (n)		1,450,000	1,605,875
Ardagh Packaging Finance PLC, 9.125%, 10/15/20 (n)		750,000	834,375
Ball Corp., 5%, 3/15/22		1,338,000	1,368,105
Ball Corp., 4%, 11/15/23		85,000	78,838
Berry Plastics Group, Inc., 9.75%, 1/15/21		460,000	533,600
Beverage Packaging Holdings Group, 6%, 6/15/17 (n)		145,000	149,350
Crown American LLC, 4.5%, 1/15/23		1,635,000	1,561,425
Greif, Inc., 6.75%, 2/01/17		580,000	643,800
Reynolds Group, 7.125%, 4/15/19		910,000	960,050
Reynolds Group, 9.875%, 8/15/19		375,000	416,250
Reynolds Group, 5.75%, 10/15/20		600,000	624,000
Reynolds Group, 8.25%, 2/15/21		1,735,000	1,875,969
Signode Industrial Group, 6.375%, 5/01/22 (z)		880,000	888,800

			$12,355,675
Defense Electronics - 0.4%
BAE Systems PLC, 4.125%, 6/08/22	GBP	350,000	$607,621
Ducommun, Inc., 9.75%, 7/15/18		$1,417,000	1,579,955

			$2,187,576
Electrical Equipment - 0.1%
Avaya, Inc., 9.75%, 11/01/15		$355,000	$355,852
Avaya, Inc., 7%, 4/01/19 (n)		245,000	243,775

			$599,627
Electronics - 0.8%
Advanced Micro Devices, Inc., 6.75%, 3/01/19 (n)		$950,000	$985,625
Micron Technology, Inc., 5.875%, 2/15/22 (n)		325,000	342,875
Nokia Corp., 5.375%, 5/15/19		325,000	347,750
Nokia Corp., 6.625%, 5/15/39		250,000	268,438
NXP B.V., 5.75%, 2/15/21 (n)		480,000	507,600
NXP B.V., 5.75%, 3/15/23 (n)		400,000	423,000

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Electronics - continued
Sensata Technologies B.V., 6.5%, 5/15/19 (n)	$1,045,000	$1,115,538
Tyco Electronics Group S.A., 6.55%, 10/01/17	700,000	810,857

		$4,801,683
Emerging Market Quasi-Sovereign - 5.2%
Banco de Reservas de la Republica Dominicana, 7%, 2/01/23 (n)	$946,000	$909,343
Banco do Estado Rio Grande do Sul S.A., 7.375%, 2/02/22 (n)	412,000	426,317
CNOOC Finance (2013) Ltd., 3%, 5/09/23	389,000	356,818
CNPC (HK) Overseas Capital Ltd., 4.5%, 4/28/21 (n)	1,242,000	1,302,803
CNPC General Capital Ltd., 3.4%, 4/16/23 (n)	391,000	369,326
Comision Federal de Electricidad, 4.875%, 1/15/24 (n)	211,000	216,539
Comision Federal de Electricidad, 5.75%, 2/14/42 (n)	915,000	909,281
Corporacion Nacional del Cobre de Chile, 4.25%, 7/17/42 (n)	206,000	181,049
Dolphin Energy Ltd., 5.5%, 12/15/21 (n)	241,000	269,619
Ecopetrol S.A., 7.375%, 9/18/43	474,000	564,653
Gaz Capital S.A., 4.95%, 2/06/28 (n)	820,000	670,350
Gazprom Neft, 4.375%, 9/19/22 (n)	383,000	315,975
Gazprom Neft, 6%, 11/27/23 (n)	471,000	425,078
KazAgro National Management Holding, 4.625%, 5/24/23 (n)	382,000	355,260
Kazakhstan Temir Zholy Co., 6.95%, 7/10/42 (n)	316,000	322,671
KazMunayGas National Co., 4.4%, 4/30/23 (n)	285,000	268,969
Magyar Export-Import Bank, 5.5%, 2/12/18 (n)	238,000	252,704
Majapahit Holding B.V., 7.25%, 6/28/17 (n)	1,469,000	1,658,134
Majapahit Holding B.V., 8%, 8/07/19 (n)	1,197,000	1,388,520
Majapahit Holding B.V., 7.75%, 1/20/20 (n)	1,045,000	1,199,138
Office Cherifien des Phosphates, 6.875%, 4/25/44 (z)	373,000	373,037
Oleoducto Central S.A., 4%, 5/07/21 (z)	205,000	203,702
Pemex Project Funding Master Trust, 5.75%, 3/01/18	1,341,000	1,490,186
Pertamina PT, 5.25%, 5/23/21 (n)	511,000	512,916
Pertamina PT, 4.875%, 5/03/22 (n)	540,000	519,075
Pertamina PT, 4.3%, 5/20/23 (n)	323,000	293,526
Pertamina PT, 5.625%, 5/20/43 (n)	371,000	314,886
Petroleos Mexicanos, 8%, 5/03/19	1,382,000	1,687,768
Petroleos Mexicanos, 6%, 3/05/20	805,000	906,631
Petroleos Mexicanos, 5.5%, 1/21/21	1,360,000	1,489,200
Petroleos Mexicanos, 4.875%, 1/24/22	1,048,000	1,100,138
Petroleos Mexicanos, 4.875%, 1/18/24	354,000	366,302
Petroleos Mexicanos, 4.875%, 1/18/24 (n)	286,000	295,939
Petroleum Co. of Trinidad & Tobago Ltd., 9.75%, 8/14/19 (n)	476,000	602,140
Petroleum Co. of Trinidad & Tobago Ltd., 6%, 5/08/22	462,542	498,389
PT Perusahaan Listrik Negara, 5.5%, 11/22/21 (n)	752,000	764,220
Qtel International Finance Ltd., 3.875%, 1/31/28 (n)	205,000	187,063
Ras Laffan Liquefied Natural Gas Co. Ltd., 6.75%, 9/30/19 (n)	1,230,000	1,456,013

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

Bonds - continued
Emerging Market Quasi-Sovereign - continued
Sinopec Capital (2013) Ltd., 3.125%, 4/24/23 (n)		$666,000	$616,828
Sinopec Capital (2013) Ltd., 4.25%, 4/24/43 (n)		548,000	489,241
Sinopec Group Overseas Development (2012) Ltd., 3.9%, 5/17/22 (n)		544,000	539,633
Sinopec Group Overseas Development (2014) Ltd., 4.375%, 4/10/24 (z)		177,000	178,662
State Grid Overseas Investment (2014) Ltd., 4.125%, 5/07/24 (z)		2,562,000	2,558,772

			$29,806,814
Emerging Market Sovereign - 7.1%
Dominican Republic, 7.5%, 5/06/21 (n)		$879,000	$975,690
Dominican Republic, 6.6%, 1/28/24 (n)		188,000	194,110
Dominican Republic, 5.875%, 4/18/24 (n)		206,000	204,970
Federative Republic of Brazil, 4.25%, 1/07/25		372,000	369,210
Notas do Tesouro Nacional, 10%, 1/01/23	BRL	18,599,000	7,305,325
Oriental Republic of Uruguay, 4.5%, 8/14/24		$567,000	584,719
Republic of Colombia, 8.125%, 5/21/24		679,000	896,280
Republic of Colombia, 6.125%, 1/18/41		658,000	750,120
Republic of Croatia, 5.5%, 4/04/23 (n)		412,000	416,120
Republic of Guatemala, 5.75%, 6/06/22 (n)		387,000	417,476
Republic of Hungary, 5.375%, 2/21/23		674,000	703,488
Republic of Indonesia, 6.875%, 1/17/18		838,000	953,225
Republic of Indonesia, 11.625%, 3/04/19		733,000	987,718
Republic of Indonesia, 4.875%, 5/05/21 (n)		671,000	691,969
Republic of Indonesia, 3.375%, 4/15/23 (n)		517,000	468,531
Republic of Indonesia, 5.875%, 1/15/24 (n)		225,000	243,563
Republic of Lithuania, 6.125%, 3/09/21 (n)		499,000	573,601
Republic of Lithuania, 6.625%, 2/01/22 (n)		1,425,000	1,695,750
Republic of Panama, 8.875%, 9/30/27		1,273,000	1,788,565
Republic of Panama, 9.375%, 4/01/29		873,000	1,259,303
Republic of Paraguay, 4.625%, 1/25/23 (n)		212,000	209,615
Republic of Peru, 7.35%, 7/21/25		544,000	712,640
Republic of Peru, 8.75%, 11/21/33		629,000	945,073
Republic of Philippines, 5.5%, 3/30/26		802,000	910,270
Republic of Poland, 5%, 3/23/22		609,000	663,049
Republic of Romania, 6.75%, 2/07/22 (n)		1,074,000	1,271,348
Republic of Romania, 4.375%, 8/22/23 (n)		486,000	492,075
Republic of Romania, 4.875%, 1/22/24 (n)		328,000	344,400
Republic of Serbia, 5.25%, 11/21/17 (n)		207,000	212,693
Republic of Slovakia, 4.375%, 5/21/22 (n)		1,562,000	1,647,082
Republic of Trinidad & Tobago, 4.375%, 1/16/24 (n)		213,000	227,165
Republic of Turkey, 7%, 3/11/19		790,000	902,575

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

Bonds - continued
Emerging Market Sovereign - continued
Republic of Turkey, 5.625%, 3/30/21		$670,000	$720,250
Republic of Turkey, 6.25%, 9/26/22		646,000	718,029
Republic of Venezuela, 7.65%, 4/21/25		673,000	498,020
Republic of Vietnam, 6.75%, 1/29/20		537,000	605,468
Russian Federation, 4.875%, 9/16/23 (n)		1,200,000	1,138,500
Russian Federation, 7.5%, 3/31/30		400,040	446,045
Russian Federation, 5.625%, 4/04/42 (n)		600,000	552,000
United Mexican States, 3.625%, 3/15/22		1,710,000	1,733,085
United Mexican States, 4%, 10/02/23		1,364,000	1,398,100
United Mexican States, 8.5%, 5/31/29	MXN	29,290,000	2,598,684
United Mexican States, 5.75%, 10/12/10		$408,000	409,020

			$40,834,919
Energy - Independent - 5.9%
Afren PLC, 11.5%, 2/01/16 (n)		$335,000	$378,550
Afren PLC, 10.25%, 4/08/19 (n)		219,000	248,018
Antero Resources Finance Corp., 6%, 12/01/20		625,000	668,750
Antero Resources Finance Corp., 5.375%, 11/01/21 (n)		1,020,000	1,042,950
Athlon Holdings LP/Athlon Finance Corp., 6%, 5/01/22 (z)		685,000	692,706
Bill Barrett Corp., 7%, 10/15/22		1,020,000	1,071,000
BreitBurn Energy Partners LP, 8.625%, 10/15/20		435,000	474,150
BreitBurn Energy Partners LP, 7.875%, 4/15/22		1,405,000	1,520,913
Carrizo Oil & Gas, Inc., 7.5%, 9/15/20		480,000	525,600
Chaparral Energy, Inc., 7.625%, 11/15/22		975,000	1,038,375
Cimarex Energy Co., 5.875%, 5/01/22		270,000	293,625
Concho Resources, Inc., 6.5%, 1/15/22		1,125,000	1,231,875
Concho Resources, Inc., 5.5%, 4/01/23		925,000	963,156
Continental Resources, Inc., 4.5%, 4/15/23		315,000	331,018
Denbury Resources, Inc., 4.625%, 7/15/23		895,000	851,369
Energy XXI Gulf Coast, Inc., 9.25%, 12/15/17		629,000	683,251
EP Energy LLC, 6.875%, 5/01/19		330,000	354,338
EP Energy LLC, 9.375%, 5/01/20		1,280,000	1,475,200
EP Energy LLC, 7.75%, 9/01/22		2,590,000	2,884,613
EPL Oil & Gas, Inc., 8.25%, 2/15/18		1,040,000	1,123,200
Halcon Resources Corp., 8.875%, 5/15/21		1,835,000	1,901,519
Harvest Operations Corp., 6.875%, 10/01/17		1,590,000	1,723,163
Hilcorp Energy I/Hilcorp Finance Co., 8%, 2/15/20 (n)		350,000	377,563
Laredo Petroleum, Inc., 9.5%, 2/15/19		270,000	297,000
Laredo Petroleum, Inc., 5.625%, 1/15/22 (n)		345,000	351,900
Laredo Petroleum, Inc., 7.375%, 5/01/22		255,000	281,138
LINN Energy LLC, 8.625%, 4/15/20		45,000	48,544
LINN Energy LLC, 7.75%, 2/01/21		1,512,000	1,617,840
MEG Energy Corp., 6.5%, 3/15/21 (n)		1,030,000	1,084,075

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

Bonds - continued
Energy - Independent - continued
MEG Energy Corp., 7%, 3/31/24 (n)		$480,000	$508,800
Northern Blizzard Resources, Inc., 7.25%, 2/01/22 (n)		1,030,000	1,058,325
Nostrum Oil & Gas Finance B.V., 6.375%, 2/14/19 (n)		293,000	293,000
Oasis Petroleum, Inc., 6.875%, 3/15/22 (n)		1,020,000	1,106,700
Pioneer Natural Resources Co., 6.65%, 3/15/17		700,000	794,378
Range Resources Corp., 5%, 8/15/22		1,180,000	1,212,450
Rice Energy, Inc., 6.25%, 5/01/22 (z)		375,000	375,469
SandRidge Energy, Inc., 8.125%, 10/15/22		1,805,000	1,953,913
SM Energy Co., 6.5%, 11/15/21		1,080,000	1,161,000

			$33,999,434
Energy - Integrated - 0.9%
BG Energy Capital PLC, FRN, 6.5%, 11/30/72	EUR	350,000	$545,055
Eni S.p.A., 4%, 6/29/20	EUR	300,000	471,868
Listrindo Capital B.V., 6.95%, 2/21/19 (n)		$239,000	253,340
LUKOIL International Finance B.V., 4.563%, 4/24/23 (n)		1,029,000	900,375
Murphy Oil Corp., 2.5%, 12/01/17		700,000	716,300
Pacific Rubiales Energy Corp., 7.25%, 12/12/21 (n)		1,145,000	1,250,913
Pacific Rubiales Energy Corp., 5.125%, 3/28/23 (n)		419,000	404,859
Repsol International Finance B.V., 3.625%, 10/07/21	EUR	400,000	608,076

			$5,150,786
Engineering - Construction - 0.0%
BakerCorp International, Inc., 8.25%, 6/01/19		$170,000	$175,100

Entertainment - 1.0%
Activision Blizzard, Inc., 6.125%, 9/15/23 (n)		$1,045,000	$1,136,438
Cedar Fair LP, 9.125%, 8/01/18		575,000	610,938
Cedar Fair LP, 5.25%, 3/15/21		1,130,000	1,146,950
Cinemark USA, Inc., 5.125%, 12/15/22		1,045,000	1,045,000
Cinemark USA, Inc., 4.875%, 6/01/23		780,000	756,600
Six Flags Entertainment Corp., 5.25%, 1/15/21 (n)		1,325,000	1,338,250

			$6,034,176
Financial Institutions - 4.2%
Aircastle Ltd., 4.625%, 12/15/18		$790,000	$808,763
Aviation Capital Group, 4.625%, 1/31/18 (n)		685,000	717,331
Aviation Capital Group, 6.75%, 4/06/21 (n)		745,000	833,158
CIT Group, Inc., 5.25%, 3/15/18		1,615,000	1,732,088
CIT Group, Inc., 6.625%, 4/01/18 (n)		1,447,000	1,615,214
CIT Group, Inc., 5.5%, 2/15/19 (n)		1,024,000	1,103,360
CIT Group, Inc., 3.875%, 2/19/19		1,255,000	1,269,119
CIT Group, Inc., 5%, 8/15/22		875,000	894,688
General Electric Capital Corp., 3.1%, 1/09/23		1,488,000	1,472,562

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

Bonds - continued
Financial Institutions - continued
General Electric Capital Corp., 6.375% to 11/15/17, FRN to 11/15/67		$300,000	$333,750
Icahn Enterprises LP, 6%, 8/01/20		420,000	446,250
Icahn Enterprises LP, 6%, 8/01/20 (n)		535,000	564,425
Icahn Enterprises LP, 5.875%, 2/01/22 (n)		1,405,000	1,426,075
International Lease Finance Corp., 7.125%, 9/01/18 (n)		1,437,000	1,666,920
Nationstar Mortgage LLC/Capital Corp., 10.875%, 4/01/15		535,000	538,344
Nationstar Mortgage LLC/Capital Corp., 6.5%, 8/01/18		640,000	644,800
Nationstar Mortgage LLC/Capital Corp., 7.875%, 10/01/20		1,560,000	1,595,100
Nationstar Mortgage LLC/Capital Corp., 6.5%, 7/01/21		335,000	319,506
PHH Corp., 7.375%, 9/01/19		655,000	723,775
PHH Corp., 6.375%, 8/15/21		330,000	341,550
SLM Corp., 8.45%, 6/15/18		1,325,000	1,561,844
SLM Corp., 4.875%, 6/17/19		276,000	283,936
SLM Corp., 8%, 3/25/20		2,125,000	2,454,375
SLM Corp., 7.25%, 1/25/22		935,000	1,029,669

			$24,376,602
Food & Beverages - 1.7%
Ajecorp B.V., 6.5%, 5/14/22 (n)		$413,000	$388,220
B&G Foods, Inc., 4.625%, 6/01/21		460,000	457,700
BRF S.A., 5.875%, 6/06/22 (n)		216,000	230,040
BRF S.A., 3.95%, 5/22/23 (n)		205,000	188,088
Coca-Cola HBC Finance B.V., 4.25%, 11/16/16	EUR	348,000	520,964
Constellation Brands, Inc., 3.75%, 5/01/21		$150,000	146,625
Constellation Brands, Inc., 4.25%, 5/01/23		1,460,000	1,434,450
Cosan Luxembourg S.A., 5%, 3/14/23 (n)		205,000	194,750
Darling Escrow Corp., 5.375%, 1/15/22 (n)		990,000	1,017,225
Embotelladora Andina S.A., 5%, 10/01/23 (n)		418,000	443,823
Grupo Bimbo S.A.B. de C.V., 4.5%, 1/25/22 (n)		417,000	432,179
Hawk Acquisition Sub, Inc., 4.25%, 10/15/20 (n)		790,000	778,545
JBS Investments GmbH, 7.75%, 10/28/20 (n)		402,000	427,628
Kraft Foods Group, Inc., 2.25%, 6/05/17		700,000	717,602
Minerva Luxembourg S.A., 8.75% to 4/03/19, FRN to 12/29/49 (n)		319,000	316,687
Sun Merger Sub, Inc., 5.875%, 8/01/21 (n)		1,170,000	1,229,963
Tyson Foods, Inc., 6.6%, 4/01/16		820,000	902,043
Wm. Wrigley Jr. Co., 2.9%, 10/21/19 (n)		239,000	242,811

			$10,069,343
Forest & Paper Products - 0.6%
Appvion, Inc., 9%, 6/01/20 (n)		$795,000	$806,925
International Paper Co., 6%, 11/15/41		700,000	820,434

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

Bonds - continued
Forest & Paper Products - continued
Smurfit Kappa Group PLC, 7.75%, 11/15/19 (n)	EUR	600,000	$888,597
Tembec Industries, Inc., 11.25%, 12/15/18		$680,000	741,200

			$3,257,156
Furniture & Appliances - 0.0%
Arcelik A.S., 5%, 4/03/23 (n)		$215,000	$201,993

Gaming & Lodging - 2.1%
Caesars Entertainment Operating Co., Inc., 8.5%, 2/15/20		$400,000	$345,000
Carnival Corp., 1.2%, 2/05/16		500,000	502,960
CCM Merger, Inc., 9.125%, 5/01/19 (n)		890,000	954,525
Chester Downs & Marina LLC, 9.25%, 2/01/20 (n)		425,000	420,750
Greektown Holdings LLC, 8.875%, 3/15/19 (n)		825,000	849,750
Hilton Worldwide Finance Co., 5.625%, 10/15/21 (n)		925,000	964,313
Isle of Capri Casinos, Inc., 8.875%, 6/15/20		630,000	663,075
Isle of Capri Casinos, Inc., 5.875%, 3/15/21		165,000	164,588
MGM Resorts International, 11.375%, 3/01/18		490,000	635,775
MGM Resorts International, 6.625%, 12/15/21		820,000	902,246
Pinnacle Entertainment, Inc., 8.75%, 5/15/20		610,000	666,730
Playa Resorts Holdings B.V., 8%, 8/15/20 (n)		164,000	177,120
PNK Finance Corp., 6.375%, 8/01/21 (n)		565,000	593,250
Ryman Hospitality Properties, Inc., REIT, 5%, 4/15/21		830,000	827,925
Seven Seas Cruises S. DE R.L., 9.125%, 5/15/19		1,150,000	1,265,000
Wyndham Worldwide Corp., 2.5%, 3/01/18		650,000	655,777
Wyndham Worldwide Corp., 5.625%, 3/01/21		132,000	144,707
Wynn Las Vegas LLC, 7.75%, 8/15/20		1,250,000	1,381,375

			$12,114,866
Health Maintenance Organizations - 0.1%
Wellcare Health Plans, Inc., 5.75%, 11/15/20		$380,000	$405,650

Industrial - 0.8%
Dematic S.A., 7.75%, 12/15/20 (n)		$1,395,000	$1,487,419
Howard Hughes Corp., 6.875%, 10/01/21 (n)		1,060,000	1,139,500
Hyva Global B.V., 8.625%, 3/24/16 (n)		702,000	706,388
Mueller Water Products, Inc., 8.75%, 9/01/20		613,000	683,495
SPL Logistics Escrow LLC, 8.875%, 8/01/20 (n)		795,000	884,438

			$4,901,240
Insurance - 1.0%
AIG SunAmerica Global Financing X, 6.9%, 3/15/32 (n)		$484,000	$634,660
American International Group, Inc. , 4.875% to 3/15/17, FRN to 3/15/67	EUR	600,000	855,301
Assicurazioni Generali S.p.A., 7.75% to 2022, FRN to 12/12/42	EUR	200,000	347,184

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

Bonds - continued
Insurance - continued
Aviva PLC, 5.7% to 9/29/15, FRN to 9/29/49	EUR	400,000	$576,100
CNP Assurances S.A. , 6% to 9/14/20, FRN to 9/14/40	EUR	400,000	628,404
Delta Lloyd N.V., FRN, 9%, 8/29/42	EUR	450,000	830,892
Five Corners Funding Trust, 4.419%, 11/15/23 (n)		$470,000	490,862
Unum Group, 7.125%, 9/30/16		829,000	943,741
Unum Group, 4%, 3/15/24		259,000	263,052

			$5,570,196
Insurance - Property & Casualty - 1.1%
Amlin PLC, 6.5% to 12/19/16, FRN to 12/19/26	GBP	200,000	$354,564
Clerical Medical Finance PLC, 4.25% to 6/24/15, FRN to 6/29/49	EUR	500,000	701,694
CNA Financial Corp., 5.875%, 8/15/20		$700,000	813,878
Mapfre S.A., 5.125%, 11/16/15	EUR	300,000	442,084
Marsh & McLennan Cos., Inc., 2.55%, 10/15/18		$330,000	335,321
QBE Capital Funding III Ltd., 7.5% to 5/24/21, FRN to 5/24/41	GBP	300,000	562,523
XL Group PLC, 6.5% to 4/15/17, FRN to 12/29/49		$1,825,000	1,797,625
ZFS Finance USA Trust II, 6.45% to 6/15/16, FRN to 12/15/65 (n)		1,310,000	1,408,250

			$6,415,939
International Market Quasi-Sovereign - 1.6%
Caisse d’Amortissement de la Dette Sociale, 1%, 5/25/18	EUR	350,000	$490,829
Eksportfinans A.S.A., 5.5%, 5/25/16		$315,000	333,900
Eksportfinans A.S.A., 5.5%, 6/26/17		580,000	620,600
Electricite de France, 5.25% to 1/29/13, FRN to 12/29/49 (n)		1,413,000	1,441,967
ESB Finance Ltd., 4.375%, 11/21/19	EUR	400,000	632,126
Israel Electric Corp. Ltd., 6.7%, 2/10/17 (n)		$843,000	917,816
Israel Electric Corp. Ltd., 5.625%, 6/21/18 (n)		2,268,000	2,398,410
Israel Electric Corp. Ltd., 6.875%, 6/21/23 (n)		2,155,000	2,381,275

			$9,216,923
International Market Sovereign - 1.2%
Commonwealth of Australia, 5.75%, 5/15/21	AUD	924,000	$970,348
Government of Japan, 1.1%, 6/20/20	JPY	308,000,000	3,163,288
Government of Japan, 2.1%, 9/20/24	JPY	35,750,000	400,023
Republic of Iceland, 4.875%, 6/16/16 (n)		$1,716,000	1,801,800
Republic of Iceland, 5.875%, 5/11/22 (n)		631,000	687,001

			$7,022,460
Internet - 0.4%
Baidu, Inc., 3.25%, 8/06/18		$1,846,000	$1,885,689
Baidu, Inc., 3.5%, 11/28/22		475,000	453,003

			$2,338,692

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

Bonds - continued
Machinery & Tools - 1.0%
CNH America LLC, 7.25%, 1/15/16		$1,065,000	$1,163,513
Ferreycorp S.A.A., 4.875%, 4/26/20 (n)		866,000	840,020
H&E Equipment Services Co., 7%, 9/01/22		1,005,000	1,105,500
Jurassic Holdings III, Inc., 6.875%, 2/15/21 (n)		735,000	760,725
RSC Equipment Rental, Inc., 8.25%, 2/01/21		910,000	1,018,063
United Rentals North America, Inc., 5.75%, 11/15/24		135,000	140,063
United Rentals North America, Inc., 7.625%, 4/15/22		789,000	887,625

			$5,915,509
Major Banks - 4.1%
ABN AMRO North America Finance, Inc., 7.125%, 7/06/22	EUR	250,000	$436,398
Banco Santander U.S. Debt S.A.U., 3.781%, 10/07/15 (n)		$1,500,000	1,557,095
Bank of America Corp., 4.125%, 1/22/24		475,000	481,716
Bank of America Corp., 4.875%, 4/01/44		212,000	215,495
Bank of America Corp., FRN, 5.2%, 12/31/49		2,609,000	2,452,460
Barclays Bank PLC, 6%, 1/14/21	EUR	300,000	493,665
Barclays Bank PLC, 7.625%, 11/21/22		$1,315,000	1,493,347
Barclays Bank PLC, 6.75% to 1/16/18, FRN to 1/16/23	GBP	200,000	372,350
BBVA Senior Finance S.A., 3.25%, 3/21/16	EUR	300,000	433,407
BNP Paribas, FRN, 2.984%, 12/20/14		$1,532,000	1,557,195
Credit Agricole S.A., 7.375%, 12/18/23	GBP	200,000	411,281
Credit Agricole S.A., 7.875% to 10/26/19, FRN to 10/29/49	EUR	350,000	574,189
DBS Bank Ltd., 3.625% to 9/21/17, FRN to 9/21/22 (n)		$1,055,000	1,079,839
Goldman Sachs Group, Inc., 7.5%, 2/15/19		1,200,000	1,457,058
HBOS PLC, 4.375%, 10/30/19	EUR	300,000	418,452
ING Bank N.V., 4.875%, 1/18/21	EUR	250,000	415,808
JPMorgan Chase & Co., 3.25%, 9/23/22		$765,000	755,870
JPMorgan Chase & Co., 6.75% to 2/01/24, FRN to 8/29/49		486,000	515,160
JPMorgan Chase & Co., 6% to 8/01/23, FRN to 12/29/49		1,655,000	1,646,725
Morgan Stanley, 6.625%, 4/01/18		2,000,000	2,333,452
PNC Bank N.A., 3.8%, 7/25/23		600,000	610,304
Regions Financial Corp., 2%, 5/15/18		421,000	416,156
Royal Bank of Scotland Group PLC, 6.934%, 4/09/18	EUR	400,000	636,269
Royal Bank of Scotland Group PLC, 5.5%, 3/23/20	EUR	300,000	497,938
Royal Bank of Scotland Group PLC, 7.648% to 9/30/31, FRN to 8/29/49		$765,000	841,500
Royal Bank of Scotland Group PLC, 6.99% to 2017, FRN to 10/29/49 (n)		435,000	478,500
Societe Generale, 4.25%, 7/13/22	EUR	200,000	325,825
Wells Fargo & Co., 5.375%, 11/02/43		$169,000	181,987
Wells Fargo & Co., 5.90% to 6/15/24, FRN to 12/29/49		509,000	521,267

			$23,610,708

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

Bonds - continued
Medical & Health Technology & Services - 3.5%
CHS/Community Health Systems, Inc., 5.125%, 8/01/21 (z)		$225,000	$229,500
CHS/Community Health Systems, Inc., 6.875%, 2/01/22 (z)		1,570,000	1,626,913
Davita, Inc., 6.375%, 11/01/18		1,600,000	1,682,000
Davita, Inc., 6.625%, 11/01/20		1,696,000	1,808,360
Fresenius Medical Care Capital Trust III, 5.625%, 7/31/19 (n)		800,000	870,000
Fresenius Medical Care Capital Trust III, 5.875%, 1/31/22 (n)		430,000	457,950
Fresenius US Finance II, Inc., 4.25%, 2/01/21 (n)		84,000	84,420
HCA, Inc., 7.25%, 9/15/20		355,000	382,956
HCA, Inc., 7.5%, 2/15/22		980,000	1,117,690
HCA, Inc., 5.875%, 3/15/22		835,000	895,538
HCA, Inc., 5%, 3/15/24		380,000	377,150
HealthSouth Corp., 8.125%, 2/15/20		1,510,000	1,638,350
IASIS Healthcare LLC/IASIS Capital Corp., 8.375%, 5/15/19		1,110,000	1,179,375
Lifepoint Hospitals, Inc., 5.5%, 12/01/21 (n)		1,240,000	1,289,600
Owens & Minor, Inc., 6.35%, 4/15/16		1,420,000	1,539,529
Tenet Healthcare Corp., 5%, 3/01/19 (z)		230,000	230,575
Tenet Healthcare Corp., 8%, 8/01/20		1,920,000	2,088,000
Tenet Healthcare Corp., 4.5%, 4/01/21		960,000	931,680
Universal Health Services, Inc., 7%, 10/01/18		650,000	685,750
Universal Health Services, Inc., 7.625%, 8/15/20		1,010,000	1,080,700

			$20,196,036
Medical Equipment - 0.4%
Biomet, Inc., 6.5%, 8/01/20		$517,000	$565,469
Physio-Control International, Inc., 9.875%, 1/15/19 (n)		603,000	670,838
Teleflex, Inc., 6.875%, 6/01/19		800,000	854,000

			$2,090,307
Metals & Mining - 3.2%
ArcelorMittal S.A., 6.75%, 2/25/22		$260,000	$287,950
ArcelorMittal S.A., 7.25%, 3/01/41		505,000	513,838
Arch Coal, Inc., 8%, 1/15/19 (n)		470,000	468,825
Arch Coal, Inc., 7.25%, 10/01/20		595,000	450,713
Barrick North America Finance LLC, 5.75%, 5/01/43		500,000	506,321
Cameco Corp., 5.67%, 9/02/19	CAD	475,000	488,040
Century Aluminum Co., 7.5%, 6/01/21 (n)		$1,405,000	1,447,150
Commercial Metals Co., 4.875%, 5/15/23		743,000	713,280
Consol Energy, Inc., 8.25%, 4/01/20		1,435,000	1,562,356
Consol Energy, Inc., 6.375%, 3/01/21		340,000	358,275
Consol Energy, Inc., 5.875%, 4/15/22 (n)		674,000	694,220
Constellium N.V., 5.75%, 5/15/24 (z)		260,000	260,000
First Quantum Minerals Ltd., 7.25%, 10/15/19 (n)		1,496,000	1,537,140
FMG Resources, 6.875%, 4/01/22 (n)		235,000	251,450
Fortescue Metals Group Ltd., 8.25%, 11/01/19 (n)		820,000	906,100

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

Bonds - continued
Metals & Mining - continued
Glencore Finance (Europe) S.A., 6.5%, 2/27/19	GBP	150,000	$289,040
Kinross Gold Corp., 5.95%, 3/15/24 (n)		$156,000	157,953
Peabody Energy Corp., 6%, 11/15/18		485,000	515,313
Peabody Energy Corp., 6.25%, 11/15/21		485,000	492,275
Plains Exploration & Production Co., 6.875%, 2/15/23		1,000,000	1,120,000
Rio Tinto Finance (USA) Ltd., 3.75%, 9/20/21		242,000	251,358
Rio Tinto Finance (USA) PLC, 3.5%, 3/22/22		139,000	140,356
Rio Tinto Finance PLC, 2%, 5/11/20	EUR	250,000	354,842
Southern Copper Corp., 5.25%, 11/08/42		$700,000	626,907
Suncoke Energy Partners LP/Suncoke Energy Partners Finance Corp., 7.375%, 2/01/20 (z)		375,000	397,500
Suncoke Energy, Inc., 7.625%, 8/01/19		700,000	749,000
TMS International Corp., 7.625%, 10/15/21 (n)		680,000	725,900
Vale Overseas Ltd., 4.625%, 9/15/20		681,000	718,335
Walter Energy, Inc., 9.5%, 10/15/19 (n)		440,000	447,700
Walter Energy, Inc., 8.5%, 4/15/21		870,000	517,650
Xstrata Finance (Canada) Ltd., 5.25%, 6/13/17	EUR	300,000	464,751

			$18,414,538
Mortgage-Backed - 0.6%
Fannie Mae, 5.5%, 1/01/37 - 8/01/37		$3,096,030	$3,435,897

			$3,435,897
Municipals - 0.1%
New Jersey Tobacco Settlement Financing Corp., “1-A”, 4.5%, 6/01/23		$465,000	$450,501

Natural Gas - Distribution - 0.8%
AmeriGas Finance LLC, 6.75%, 5/20/20		$1,315,000	$1,430,063
Ferrellgas LP/Ferrellgas Finance Corp., 6.5%, 5/01/21		845,000	887,250
Ferrellgas LP/Ferrellgas Finance Corp., 6.75%, 1/15/22 (n)		915,000	963,038
Gas Natural Fenosa Finance B.V., 3.875%, 1/17/23	EUR	400,000	622,447
GDF Suez, 5%, 10/01/60	GBP	300,000	545,684
ONEOK, Inc., 4.25%, 2/01/22		$424,000	411,776

			$4,860,258
Natural Gas - Pipeline - 2.7%
Access Midstream Partner LP, 4.875%, 3/15/24		$240,000	$238,800
Access Midstream Partners Co., 5.875%, 4/15/21		320,000	340,800
Access Midstream Partners Co., 4.875%, 5/15/23		1,660,000	1,680,750
Atlas Pipeline Partners LP/Atlas Pipeline, 4.75%, 11/15/21		305,000	289,750
Atlas Pipeline Partners LP/Atlas Pipeline, 5.875%, 8/01/23		930,000	918,375
Crestwood Midstream Partners LP, 6%, 12/15/20		860,000	903,000
Crestwood Midstream Partners LP, 6.125%, 3/01/22 (n)		565,000	590,425

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

Bonds - continued
Natural Gas - Pipeline - continued
El Paso Corp., 7.75%, 1/15/32		$2,214,000	$2,392,260
Enbridge, Inc., 3.19%, 12/05/22	CAD	500,000	448,953
Energy Transfer Equity LP, 7.5%, 10/15/20		$1,165,000	1,342,663
Energy Transfer Partners LP, 3.6%, 2/01/23		591,000	574,631
Enterprise Products Operating LLC, 3.9%, 2/15/24		287,000	290,240
MarkWest Energy Partners LP, 5.5%, 2/15/23		255,000	264,563
MarkWest Energy Partners LP, 4.5%, 7/15/23		626,000	610,350
Sabine Pass Liquefaction LLC, 5.625%, 2/01/21		860,000	887,950
Sabine Pass Liquefaction LLC, 5.625%, 4/15/23		1,285,000	1,297,850
Spectra Energy Partners LP, 4.75%, 3/15/24		306,000	327,498
Summit Mid Holdings LLC, 7.5%, 7/01/21		580,000	623,500
Sunoco Logistics Partners LP, 5.3%, 4/01/44		319,000	331,100
TransCanada PipeLines Ltd., 5.1%, 1/11/17	CAD	425,000	421,359
Williams Cos., Inc., 3.7%, 1/15/23		$600,000	553,997
Williams Partners LP, 5.4%, 3/04/44		330,000	347,644

			$15,676,458
Network & Telecom - 1.7%
British Telecom PLC, 5.75%, 12/07/28	GBP	300,000	$581,020
Centurylink, Inc., 6.45%, 6/15/21		$475,000	511,813
Centurylink, Inc., 7.65%, 3/15/42		890,000	865,525
Citizens Communications Co., 9%, 8/15/31		920,000	952,200
Deutsche Telekom International Finance B.V., 4.875%, 4/22/25	EUR	250,000	420,030
Empresa Nacional de Telecomunicaciones S.A., 4.875%, 10/30/24 (n)		$776,000	814,123
Frontier Communications Corp., 8.125%, 10/01/18		245,000	285,119
Telecom Italia S.p.A, 5.625%, 12/29/15	GBP	150,000	267,127
Telecom Italia S.p.A., 5.375%, 1/29/19	EUR	400,000	618,258
Telefonica Emisiones S.A.U., 3.987%, 1/23/23	EUR	500,000	772,841
TW Telecom Holdings, Inc., 5.375%, 10/01/22		$565,000	573,475
TW Telecom Holdings, Inc., 5.375%, 10/01/22		295,000	299,425
Verizon Communications, Inc., 6.4%, 9/15/33		1,000,000	1,205,791
Verizon Communications, Inc., 6.55%, 9/15/43		478,000	589,610
Windstream Corp., 7.75%, 10/15/20		710,000	766,800
Windstream Corp., 7.75%, 10/01/21		125,000	135,313

			$9,658,470
Oil Services - 1.3%
Bristow Group, Inc., 6.25%, 10/15/22		$1,075,000	$1,152,938
Dresser-Rand Group, Inc., 6.5%, 5/01/21		405,000	431,325
Edgen Murray Corp., 8.75%, 11/01/20 (n)		413,000	477,015
Odebrecht Offshore Drilling Finance Ltd., 6.75%, 10/01/22 (n)		1,506,049	1,575,704
Pacific Drilling S.A., 5.375%, 6/01/20 (n)		880,000	855,800

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

Bonds - continued
Oil Services - continued
QGOG Constellation S.A., 6.25%, 11/09/19 (n)		$438,000	$441,285
Shale-Inland Holdings LLC/Finance Co., 8.75%, 11/15/19 (n)		710,000	731,300
Unit Corp., 6.625%, 5/15/21		1,505,000	1,595,300

			$7,260,667
Other Banks & Diversified Financials - 2.8%
Banco de Credito del Peru, 6.125% to 4/24/22, FRN to 4/24/27 (n)		$509,000	$532,923
Banco GNB Sudameris S.A., 3.875%, 5/02/18 (n)		431,000	423,458
Banco Santander S.A., 4.125%, 11/09/22 (n)		248,000	246,760
Banco Santander S.A., FRN, 5.95%, 1/30/24 (n)		200,000	207,750
Bancolombia S.A., 5.95%, 6/03/21		1,094,000	1,184,255
Banque Federative du Credit Mutuel, 2%, 9/19/19	EUR	300,000	426,974
BBVA Banco Continental S.A., 5%, 8/26/22 (n)		$325,000	334,750
BBVA Bancomer S.A. de C.V., 6.5%, 3/10/21 (n)		1,207,000	1,327,700
BBVA Bancomer S.A. de C.V., 6.75%, 9/30/22 (n)		350,000	390,250
BBVA Continental, 5.75%, 1/18/17 (n)		518,000	562,030
Capital One Financial Corp., 1%, 11/06/15		800,000	801,809
Citigroup, Inc., 1.25%, 1/15/16		1,000,000	1,005,562
Citigroup, Inc., 6.125%, 5/15/18		463,000	533,244
Discover Bank, 7%, 4/15/20		249,000	297,900
Discover Bank, 4.25%, 3/13/26		312,000	319,955
Groupe BPCE S.A., 12.5% to 9/30/19, FRN to 8/29/49 (n)		2,583,000	3,435,390
Industrial Senior Trust, 5.5%, 11/01/22 (n)		220,000	212,025
Intesa Sanpaolo S.p.A., 4.125%, 9/19/16	EUR	300,000	444,436
Intesa Sanpaolo S.p.A., 5.25%, 1/28/22	GBP	250,000	449,798
KBC Internationale Financieringsmaatschappij N.V., 4.5%, 3/27/17	EUR	300,000	457,742
LBG Capital No. 2 PLC, 6.385%, 5/12/20	EUR	450,000	668,009
Macquarie Group Ltd., 3%, 12/03/18 (n)		$404,000	410,100
Rabobank Nederland N.V., 4%, 9/19/22	GBP	200,000	353,750
Santander Issuances S.A., 4.5% to 9/30/14, FRN to 9/30/19	EUR	300,000	409,962
UBS AG, 7.625%, 8/17/22		$435,000	516,897

			$15,953,429
Pharmaceuticals - 1.9%
AbbVie, Inc., 1.2%, 11/06/15		$800,000	$806,590
Capsugel FinanceCo. SCA, 9.875%, 8/01/19 (n)	EUR	670,000	1,014,529
Celgene Corp., 1.9%, 8/15/17		$526,000	533,487
Endo Health Solutions, Inc., 7.25%, 1/15/22		605,000	660,963
Forest Laboratories, Inc., 4.375%, 2/01/19 (n)		1,041,000	1,107,364
Gilead Sciences, Inc., 3.7%, 4/01/24		545,000	553,057
Grifols Worldwide Operations Ltd., 5.25%, 4/01/22 (z)		480,000	487,200

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

Bonds - continued
Pharmaceuticals - continued
Hospira, Inc., 5.2%, 8/12/20		$72,000	$77,945
Mylan, Inc., 2.6%, 6/24/18		1,000,000	1,011,732
Salix Pharmaceuticals Ltd., 6%, 1/15/21 (n)		485,000	520,163
Teva Pharmaceutical Finance B.V., 2.95%, 12/18/22		500,000	476,169
Valeant Pharmaceuticals International, Inc., 7%, 10/01/20 (n)		1,560,000	1,669,200
Valeant Pharmaceuticals International, Inc., 7.25%, 7/15/22 (n)		815,000	888,350
Vantage Point Imaging, 7.5%, 7/15/21 (n)		525,000	585,375
Watson Pharmaceuticals, Inc., 1.875%, 10/01/17		700,000	706,038

			$11,098,162
Precious Metals & Minerals - 0.4%
Eldorado Gold Corp., 6.125%, 12/15/20 (n)		$1,340,000	$1,343,350
IAMGOLD Corp., 6.75%, 10/01/20 (n)		1,156,000	1,028,840

			$2,372,190
Printing & Publishing - 0.6%
American Media, Inc., 13.5%, 6/15/18 (z)		$32,653	$35,184
Gannett Co., Inc., 6.375%, 10/15/23 (n)		840,000	890,400
Gannett Co., Inc., 5.125%, 10/15/19 (n)		570,000	593,513
Gannett Co., Inc., 5.125%, 7/15/20 (n)		460,000	476,100
Lamar Media Corp., 5%, 5/01/23		755,000	758,775
Wolters Kluwer N.V., 6.375%, 4/10/18	EUR	300,000	495,941

			$3,249,913
Railroad & Shipping - 0.1%
Watco Cos. LLC, 6.375%, 4/01/23 (n)		$675,000	$683,438

Real Estate - 1.6%
Aviv Healthcare Properties LP/Aviv Healthcare, 6%, 10/15/21		$790,000	$829,500
CNL Lifestyle Properties, Inc., REIT, 7.25%, 4/15/19		705,000	740,250
DuPont Fabros Technology LP, REIT, 5.875%, 9/15/21		1,575,000	1,641,938
ERP Properties, REIT, 7.75%, 7/15/20		990,000	1,172,110
ERP Properties, REIT, 5.75%, 8/15/22		250,000	269,151
Felcor Lodging LP, REIT, 5.625%, 3/01/23		460,000	465,750
Hammerson PLC, REIT, 2.75%, 9/26/19	EUR	300,000	437,411
Hammerson PLC, REIT, 6%, 2/23/26	GBP	250,000	494,975
MPT Operating Partnership LP, REIT, 6.875%, 5/01/21		$760,000	826,500
MPT Operating Partnership LP, REIT, 6.375%, 2/15/22		1,255,000	1,345,988
Simon Property Group, Inc., REIT, 10.35%, 4/01/19		900,000	1,220,977

			$9,444,550
Retailers - 1.6%
Academy Ltd., 9.25%, 8/01/19 (n)		$317,000	$345,134
Best Buy Co., Inc., 5.5%, 3/15/21		850,000	871,250

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

Bonds - continued
Retailers - continued
Bon Ton Stores, Inc., 8%, 6/15/21		$520,000	$495,300
Burlington Coat Factory Warehouse Corp., 10%, 2/15/19		895,000	988,975
Dollar General Corp., 4.125%, 7/15/17		831,000	887,932
Gap, Inc., 5.95%, 4/12/21		1,000,000	1,137,971
Home Depot, Inc., 4.875%, 2/15/44		378,000	410,610
Jo-Ann Stores Holdings, Inc., 9.75%, 10/15/19 (n)(p)		705,000	734,963
Limited Brands, Inc., 7%, 5/01/20		415,000	473,100
Limited Brands, Inc., 6.95%, 3/01/33		360,000	369,900
Marks & Spencer Group PLC, 4.75%, 6/12/25	GBP	300,000	515,465
Rite Aid Corp., 9.25%, 3/15/20		$1,140,000	1,299,600
Sally Beauty Holdings, Inc., 6.875%, 11/15/19		590,000	645,313
Wesfarmers Ltd., 1.874%, 3/20/18 (n)		156,000	154,724

			$9,330,237
Specialty Chemicals - 0.4%
Chemtura Corp., 5.75%, 7/15/21		$1,215,000	$1,260,563
Ecolab, Inc., 4.35%, 12/08/21		500,000	544,176
SIBUR Securities Ltd., 3.914%, 1/31/18 (n)		294,000	257,985

			$2,062,724
Specialty Stores - 0.3%
Advance Auto Parts, Inc., 4.5%, 12/01/23		$344,000	$360,343
Canadian Tire Corp. Ltd., 4.95%, 6/01/15	CAD	450,000	425,029
Michaels Stores, Inc., 7.75%, 11/01/18		$475,000	502,906
Michaels Stores, Inc., 5.875%, 12/15/20 (n)		230,000	233,450

			$1,521,728
Supermarkets - 0.1%
Delhaize Group, 3.125%, 2/27/20	EUR	300,000	$444,648
William Morrison Supermarkets PLC, 3.5%, 7/27/26	GBP	150,000	233,468

			$678,116
Supranational - 0.2%
European Investment Bank, 5.125%, 5/30/17		$500,000	$561,605
European Investment Bank, 4.25%, 4/15/19	EUR	350,000	565,026

			$1,126,631
Telecommunications - Wireless - 4.3%
Altice Financing S.A., 6.5%, 1/15/22 (n)		$2,026,000	$2,122,235
Altice Finco S.A., 8.125%, 1/15/24 (n)		919,000	992,520
America Movil S.A.B. de C.V., 4.75%, 6/28/22	EUR	525,000	864,270
American Tower Corp., REIT, 3.5%, 1/31/23		$743,000	714,331
Crown Castle International Corp., 7.125%, 11/01/19		370,000	394,975
Crown Castle International Corp., 4.875%, 4/15/22		375,000	380,625

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

Bonds - continued
Telecommunications - Wireless - continued
Crown Castle International Corp., 5.25%, 1/15/23		$735,000	$755,213
Crown Castle Towers LLC, 6.113%, 1/15/20 (n)		420,000	486,115
Digicel Group Ltd., 8.25%, 9/01/17 (n)		1,140,000	1,182,807
Digicel Group Ltd., 8.25%, 9/30/20 (n)		615,000	654,975
Digicel Group Ltd., 6%, 4/15/21 (n)		1,614,000	1,634,175
Digicel Group Ltd., 7.125%, 4/01/22 (n)		731,000	734,655
Eileme 2 AB, 11.625%, 1/31/20 (n)		925,000	1,105,375
Millicom International Cellular S.A., 4.75%, 5/22/20 (n)		446,000	430,390
Millicom International Cellular S.A., 6.625%, 10/15/21 (n)		412,000	429,510
MTS International Funding Ltd., 5%, 5/30/23 (n)		201,000	178,890
Rogers Communications, Inc., 5%, 3/15/44		278,000	284,492
Sprint Capital Corp., 6.875%, 11/15/28		1,210,000	1,194,875
Sprint Corp., 7.875%, 9/15/23 (n)		1,410,000	1,554,525
Sprint Corp., 7.125%, 6/15/24 (n)		610,000	640,500
Sprint Nextel Corp., 9%, 11/15/18 (n)		470,000	572,813
Sprint Nextel Corp., 6%, 11/15/22		1,050,000	1,057,875
T-Mobile USA, Inc., 6.125%, 1/15/22		145,000	152,431
T-Mobile USA, Inc., 6.5%, 1/15/24		405,000	424,744
T-Mobile USA, Inc., 6.464%, 4/28/19		395,000	418,700
T-Mobile USA, Inc., 6.25%, 4/01/21		1,675,000	1,783,875
T-Mobile USA, Inc., 6.633%, 4/28/21		220,000	237,600
VimpelCom Ltd., 5.95%, 2/13/23 (n)		255,000	228,225
Wind Acquisition Finance S.A., 7.25%, 2/15/18 (n)		1,150,000	1,210,375
Wind Acquisition Finance S.A., 7.375%, 4/23/21 (z)		1,765,000	1,813,538

			$24,635,629
Telephone Services - 0.7%
B Communications Ltd., 7.375%, 2/15/21 (n)		$1,872,000	$1,979,640
Cogent Communications Group, Inc., 8.375%, 2/15/18 (n)		460,000	496,800
Level 3 Financing, Inc., 9.375%, 4/01/19		790,000	872,950
Level 3 Financing, Inc., 8.625%, 7/15/20		425,000	476,000
TELUS Corp., 5.05%, 7/23/20	CAD	475,000	481,856

			$4,307,246
Tobacco - 0.5%
Altria Group, Inc., 4%, 1/31/24		$164,000	$167,059
Imperial Tobacco Group PLC, 5.5%, 9/28/26	GBP	350,000	657,495
Lorillard Tobacco Co., 8.125%, 6/23/19		$700,000	870,195
Reynolds American, Inc., 6.75%, 6/15/17		816,000	940,780

			$2,635,529
Transportation - Services - 1.8%
Aguila American Resources Ltd., 7.875%, 1/31/18 (n)		$1,090,000	$1,154,038
Avis Budget Car Rental LLC, 8.25%, 1/15/19		365,000	388,725

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

Bonds - continued
Transportation - Services - continued
Avis Budget Car Rental LLC, 9.75%, 3/15/20		$420,000	$478,800
Ceva Group PLC, 7%, 3/01/21 (z)		520,000	534,950
ERAC USA Finance Co., 7%, 10/15/37 (n)		878,000	1,136,121
HIT Finance B.V., 4.875%, 10/27/21	EUR	300,000	495,165
Jack Cooper Holdings Corp., 9.25%, 6/01/20 (n)		$1,240,000	1,370,200
Navios Maritime Acquisition Corp., 8.125%, 11/15/21 (n)		1,290,000	1,344,825
Navios Maritime Holding, Inc., 7.375%, 1/15/22 (n)		1,325,000	1,338,250
Navios South American Logistics, Inc./Navios Logistics Finance (U.S.), Inc., 7.25%, 5/01/22 (z)		149,000	149,373
Stena AB, 7%, 2/01/24 (n)		875,000	885,938
Syncreon Group BV/Syncre, 8.625%, 11/01/21 (n)		585,000	606,206
Topaz Marine S.A., 8.625%, 11/01/18 (n)		208,000	218,400
Ultrapetrol (Bahamas) Ltd., 8.875%, 6/15/21		491,000	535,190

			$10,636,181
U.S. Treasury Obligations - 3.0%
U.S. Treasury Bonds, 6.875%, 8/15/25		$4,160,000	$5,840,898
U.S. Treasury Bonds, 3.125%, 11/15/41 (f)		12,069,000	11,424,057

			$17,264,955
Utilities - Electric Power - 2.7%
AES Corp., 7.375%, 7/01/21		$560,000	$641,200
AES Corp., 5.5%, 3/15/24		225,000	225,000
Calpine Corp., 7.875%, 7/31/20 (n)		920,000	1,008,550
Calpine Corp., 6%, 1/15/22 (n)		145,000	154,063
CMS Energy Corp., 5.05%, 3/15/22		500,000	562,797
CMS Energy Corp., 3.875%, 3/01/24		200,000	204,379
Covanta Holding Corp., 7.25%, 12/01/20		1,815,000	1,989,694
E.ON International Finance B.V., 6.375%, 6/07/32	GBP	200,000	411,693
Empresa de Energia de Bogota S.A., 6.125%, 11/10/21 (n)		$303,000	323,831
Empresa Nacional de Electricidad S.A., 4.25%, 4/15/24		301,000	301,533
Enel S.p.A., 6.25%, 6/20/19	GBP	250,000	484,290
Enel S.p.A., 5.25%, 5/20/24	EUR	300,000	507,961
Enel S.p.A. , 8.75% to 2013, FRN to 9/24/73 (n)		$500,000	576,250
Energy Future Holdings Corp., 10%, 12/01/20		608,000	643,720
Energy Future Holdings Corp., 10.25%, 12/01/20 (n)		655,000	693,481
InterGen N.V., 7%, 6/30/23 (n)		560,000	588,000
NGG Finance PLC, FRN, 5.625%, 6/18/73	GBP	250,000	435,649
NRG Energy, Inc., 8.25%, 9/01/20		$1,860,000	2,052,975
NRG Energy, Inc., 6.25%, 7/15/22 (n)		385,000	397,994
NRG Energy, Inc., 6.625%, 3/15/23		1,230,000	1,285,350
PPL Capital Funding, Inc., 5%, 3/15/44		270,000	282,880
PPL WEM Holdings PLC, 5.375%, 5/01/21 (n)		183,000	201,752
Red Electrica de Espana, 3.5%, 10/07/16	EUR	300,000	442,078
Red Electrica de Espana, 4.75%, 2/16/18	EUR	200,000	313,688

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

Bonds - continued
Utilities - Electric Power - continued
Southern Electric Power Co. Ltd., 4.625%, 2/20/37	GBP	200,000	$345,430
Waterford 3 Funding Corp., 8.09%, 1/02/17		$813,046	812,284

			$15,886,522
Utilities - Gas - 0.1%
Transport de Gas Peru, 4.25%, 4/30/28 (n)		$387,000	$355,073

Utilities - Water - 0.1%
Veolia Environnement S.A., 4.45% to 4/16/18, FRN to 1/29/49	EUR	400,000	$567,426
Total Bonds (Identified Cost, $606,114,749)			$629,967,274

Convertible Bonds - 0.1%
Network & Telecom - 0.1%
Nortel Networks Corp., 2.125%, 4/15/14 (a)(d) (Identified Cost, $594,944)		$605,000	$617,100

Floating Rate Loans (g)(r) - 1.4%
Aerospace - 0.1%
TransDigm, Inc., Term Loan C, 3.75%, 2/28/20		$439,015	$436,477

Conglomerates - 0.2%
Entegris, Inc., Term Loan B, 2/04/21 (o)		$822,278	$812,513
Silver II U.S. Holdings LLC, Term Loan, 4%, 12/13/19		469,561	467,311

			$1,279,824
Consumer Services - 0.0%
Realogy Corp., Term Loan B, 3.75%, 3/05/20		$286,275	$285,023

Electronics - 0.1%
Avago Technologies Ltd., Term Loan B, 12/16/20 (o)		$719,170	$720,744

Energy - Independent - 0.1%
MEG Energy Corp., Term Loan, 3.75%, 3/31/20		$530,517	$528,339

Entertainment - 0.1%
Cedar Fair LP, Term Loan B, 3.25%, 3/06/20		$368,283	$368,376

Food & Beverages - 0.0%
H.J. Heinz Co., Term Loan B2, 3.5%, 6/05/20		$272,547	$272,786

Gaming & Lodging - 0.1%
Hilton Worldwide Finance LLC, Term Loan B2, 3.5%, 10/26/20		$375,087	$373,524

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Floating Rate Loans (g)(r) - continued
Medical & Health Technology & Services - 0.0%
Community Health Systems, Inc., Term Loan D, 4.25%, 1/22/21	$181,138	$181,621

Metals & Mining - 0.1%
FMG Resources Ltd., Term Loan B, 4.25%, 6/30/19	$482,270	$481,592

Retailers - 0.2%
Rite Aid Corp., Term Loan, 4.87%, 6/21/21	$328,597	$331,883
Toys “R” Us Property Co. I LLC, Term Loan B, 6%, 8/21/19	627,795	598,288

		$930,171
Specialty Stores - 0.0%
The Men’s Warehouse, Inc., Term Loan B, 3/11/21 (o)	$97,535	$97,194

Transportation - Services - 0.2%
Commercial Barge Line Co., Term Loan, 7.5%, 9/22/19	$1,387,884	$1,389,619

Utilities - Electric Power - 0.2%
Calpine Construction Finance Co. LP, Term Loan B1, 3%, 5/03/20	$931,700	$906,370
Total Floating Rate Loans (Identified Cost, $8,288,028)		$8,251,660

Common Stocks - 0.0%
Automotive - 0.0%
Accuride Corp. (a)	20,680	$116,635

Printing & Publishing - 0.0%
American Media Operations, Inc. (a)	8,368	$47,028
Total Common Stocks (Identified Cost, $399,733)		$163,663

Preferred Stocks - 0.2%
Other Banks & Diversified Financials - 0.2%
Ally Financial, Inc., 7% (z)	480	$475,380
GMAC Capital Trust I, 8.125%	28,250	776,593
Total Preferred Stocks (Identified Cost, $1,165,111)		$1,251,973

Money Market Funds - 6.4%
MFS Institutional Money Market Portfolio, 0.09%, at Cost and Net Asset Value (v)	37,023,318	$37,023,318
Total Investments (Identified Cost, $653,585,883)		$677,274,988

Other Assets, Less Liabilities - (17.0)%		(98,446,167)
Net Assets - 100.0%		$578,828,821

Portfolio of Investments (unaudited) – continued

(a)	Non-income producing security.
(d)	In default. Interest and/or scheduled principal payment(s) have been missed.
(f)	All or a portion of the security has been segregated as collateral for open futures contracts.
(g)	The rate shown represents a weighted average coupon rate on settled positions at period end, unless otherwise indicated.
(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $208,972,625, representing 36.1% of net assets.
(o)	All or a portion of this position has not settled. Upon settlement date, interest rates for unsettled amounts will be determined. The rate shown, if any, represents the weighted average coupon rate for settled amounts.
(p)	Payment-in-kind security for which interest income may be received in additional securities and/or cash. During the period, the following amount of interest income was received in additional securities and/or cash:

Payment-in-kind Securities	Cash	Additional Securities
Crest Ltd., CDO, 7.00%, 1/28/40	$—	$90,025
Jo-Ann Stores Holdings, Inc., 9.75%, 10/15/19	34,369	—
Schaeffler Finance B.V., 6.875%, 8/15/18	4,503	—
Total	$38,872	$90,025

(q)	Interest received was less than stated coupon rate.
(r)	Remaining maturities of floating rate loans may be less than stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty. These loans may be subject to restrictions on resale. Floating rate loans generally have rates of interest which are determined periodically by reference to a base lending rate plus a premium.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
Ally Financial, Inc., 7% (Preferred Stock)	4/13/11-4/14/11	$450,000	$475,380
American Media, Inc., 13.5%, 6/15/18	12/22/10	33,000	35,184
Athlon Holdings LP/Athlon Finance Corp., 6%, 5/01/22	4/16/14-4/17/14	690,038	692,706
Bayview Financial Revolving Mortgage Loan Trust, FRN, 1.752%, 12/28/40	3/01/06	2,404,493	1,591,138
CEMEX Finance LLC, 6%, 4/01/24	4/25/14	488,000	488,610
CHS/Community Health Systems, Inc., 5.125%, 8/01/21	1/15/14	225,000	229,500

Portfolio of Investments (unaudited) – continued

Restricted Securities – continued	Acquisition Date	Cost	Value
CHS/Community Health Systems, Inc., 6.875%, 2/01/22	1/15/14-4/24/14	$1,616,502	$1,626,913
Ceva Group PLC, 7%, 3/01/21	3/13/14-4/07/14	529,366	534,950
Constellium N.V., 5.75%, 5/15/24	4/30/14	260,000	260,000
Falcon Franchise Loan LLC, FRN, 14.915%, 1/05/25	1/29/03	33,284	136,546
First Union National Bank Commercial Mortgage Trust, FRN, 1.902%, 1/12/43	12/11/03	1,609	913
G-Force LLC, CDO, “A2”, 4.83%, 8/22/36	1/20/11	56,134	59,061
Garda World Security Corp., 7.25%, 11/15/21	4/24/14	794,614	795,581
Grifols Worldwide Operations Ltd., 5.25%, 4/01/22	3/05/14-3/18/14	486,357	487,200
Morgan Stanley Capital I, Inc., FRN, 1.412%, 4/28/39	7/20/04	31,849	21,182
Navios South American Logistics, Inc./Navios Logistics Finance (U.S.), Inc., 7.25%, 5/01/22	4/08/14	149,000	149,373
Numericable Group S.A., 6%, 5/15/22	4/23/14	1,297,700	1,320,638
Office Cherifien des Phosphates, 6.875%, 4/25/44	4/16/14	350,594	373,037
Oleoducto Central S.A., 4%, 5/07/21	4/30/14	203,702	203,702
Rice Energy, Inc., 6.25%, 5/01/22	4/16/14	375,000	375,469
SIRIUS XM Radio, Inc., 4.625%, 5/15/23	4/24/14	111,154	111,000
Service Corp. International, 5.375%, 5/15/24	4/28/14	265,000	266,988
Signode Industrial Group, 6.375%, 5/01/22	4/07/14-4/25/14	887,498	888,800
Sinopec Group Overseas Development (2014) Ltd., 4.375%, 4/10/24	4/02/14	176,590	178,662
State Grid Overseas Investment (2014) Ltd., 4.125%, 5/07/24	4/28/14	2,534,074	2,558,772
Suncoke Energy Partners LP/Suncoke Energy Partners Finance Corp., 7.375%, 2/01/20	4/29/14	394,688	397,500
Tencent Holdings Ltd., 3.375%, 5/02/19	4/22/14	963,988	970,039
Tenet Healthcare Corp., 5%, 3/01/19	3/05/14	230,000	230,575
Videotron Ltd., 5.375%, 6/15/24	3/26/14	155,000	156,163
Wind Acquisition Finance S.A., 7.375%, 4/23/21	4/08/14	1,765,000	1,813,538
Total Restricted Securities			$17,429,120
% of Net assets			3.0%

The following abbreviations are used in this report and are defined:

CDO	Collateralized Debt Obligation
FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.
PLC	Public Limited Company
REIT	Real Estate Investment Trust

Portfolio of Investments (unaudited) – continued

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
DKK	Danish Krone
EUR	Euro
GBP	British Pound
INR	Indian Rupee
JPY	Japanese Yen
KRW	Korean Won
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
PHP	Phillipine Peso
PLN	Polish Zloty
SEK	Swedish Krona
SGD	Singapore Dollar
ZAR	South African Rand

Derivative Contracts at 4/30/14

Forward Foreign Currency Exchange Contracts at 4/30/14

Type	Currency	Counter- party	Contracts to Deliver/ Receive	Settlement Date Range	In Exchange for	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Asset Derivatives
SELL	BRL	Deutsche Bank AG	775,000	6/03/14	$344,521	$344,415	$106
BUY	CAD	Merrill Lynch International Bank	3,283,466	7/11/14	2,980,796	2,990,714	9,918
BUY	DKK	Barclays Bank PLC	5,527	7/11/14	1,022	1,028	6
BUY	DKK	UBS AG	5,527	7/11/14	1,022	1,027	5
BUY	EUR	Brown Brothers Harriman	151,000	7/11/14	208,663	209,455	792
BUY	EUR	Credit Suisse Group	415,780	7/11/14	574,979	576,738	1,759
BUY	EUR	Goldman Sachs International	37,000	7/11/14	51,129	51,324	195
SELL	EUR	Barclays Bank PLC	9,002,755	6/18/14	12,536,534	12,488,628	47,906
BUY	GBP	Goldman Sachs International	20,000	7/11/14	33,575	33,749	174
BUY	INR	Barclays Bank PLC	691,241,000	5/07/14-5/12/14	11,399,976	11,449,291	49,315
SELL	JPY	Deutsche Bank AG	182,915,342	7/11/14	1,795,410	1,789,902	5,508

Portfolio of Investments (unaudited) – continued

Forward Foreign Currency Exchange Contracts at 4/30/14 - continued

Type	Currency	Counter- party	Contracts to Deliver/ Receive	Settlement Date Range	In Exchange for	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Asset Derivatives - continued
SELL	JPY	Goldman Sachs International	182,915,346	7/11/14	$1,795,594	$1,789,903	$5,691
BUY	KRW	JPMorgan Chase Bank N.A.	112,535,000	5/21/14	105,055	108,826	3,771
BUY	NOK	Goldman Sachs International	18,188,290	7/11/14	3,022,512	3,051,536	29,024
BUY	NOK	JPMorgan Chase Bank N.A.	16,556,000	7/11/14	2,751,006	2,777,679	26,673
SELL	PHP	Barclays Bank PLC	259,312,000	6/02/14	5,827,891	5,814,040	13,851
BUY	SEK	Goldman Sachs International	760,272	7/11/14	116,111	116,792	681

							$195,375

Liability Derivatives
SELL	AUD	Westpac Banking Corp.	1,054,578	7/11/14	$970,686	$975,015	$(4,329)
SELL	BRL	UBS AG	16,109,681	6/03/14	6,993,567	7,159,253	(165,686)
SELL	CAD	Goldman Sachs International	6,318,000	7/11/14	5,742,170	5,754,691	(12,521)
SELL	CHF	Credit Suisse Group	2,649,459	7/11/14	2,999,314	3,012,016	(12,702)
SELL	CHF	Deutsche Bank AG	2,649,459	7/11/14	2,999,586	3,012,017	(12,431)
SELL	EUR	Citibank N.A.	5,038,910	7/11/14	6,932,569	6,989,592	(57,023)
SELL	EUR	Credit Suisse Group	8,603,946	7/11/14	11,876,758	11,934,738	(57,980)
SELL	EUR	Deutsche Bank AG	5,553,000	7/11/14	7,612,330	7,702,698	(90,368)
SELL	EUR	Goldman Sachs International	313,943	7/11/14	433,769	435,478	(1,709)
SELL	GBP	Credit Suisse Group	3,190,320	7/11/14	5,340,354	5,383,607	(43,253)
SELL	GBP	Merrill Lynch International Bank	2,919,320	7/11/14	4,883,613	4,926,299	(42,686)
BUY	MXN	Deutsche Bank AG	40,949,000	5/21/14	3,130,155	3,125,942	(4,213)
SELL	MXN	Barclays Bank PLC	73,848,000	5/21/14	5,518,045	5,637,368	(119,323)
BUY	NZD	Barclays Bank PLC	1,000	7/11/14	858	857	(1)

Portfolio of Investments (unaudited) – continued

Forward Foreign Currency Exchange Contracts at 4/30/14 - continued

Type	Currency	Counter- party	Contracts to Deliver/ Receive	Settlement Date Range	In Exchange for	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Liability Derivatives - continued
BUY	PHP	Barclays Bank PLC	259,312,000	5/05/14	$5,831,167	$5,816,514	$(14,653)
SELL	PHP	Barclays Bank PLC	259,312,000	5/05/14	5,742,073	5,816,514	(74,441)
BUY	PLN	JPMorgan Chase Bank N.A.	7,000	5/12/14	2,316	2,311	(5)
BUY	SGD	Citibank N.A.	102,000	7/11/14	81,424	81,360	(64)
BUY	ZAR	JPMorgan Chase Bank N.A.	921,000	6/10/14	87,502	87,046	(456)

							$(713,844)

Futures Contracts at 4/30/14

Description	Currency	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
Liability Derivatives
Interest Rate Futures Contracts
U.S. Treasury Note 10 yr (Short)	USD	477	$59,349,234	June - 2014	$(9,796)
U.S. Treasury Bond 30 yr (Short)	USD	8	1,079,500	June - 2014	(20,842)

					$(30,638)

At April 30, 2014, the fund had liquid securities with an aggregate value of $792,271 to cover any commitments for certain derivative contracts.

See Notes to Financial Statements

Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

At 4/30/14 (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

Assets
Investments-
Non-affiliated issuers, at value (identified cost, $616,562,565)	$640,251,670
Underlying affiliated funds, at cost and value	37,023,318
Total investments, at value (identified cost, $653,585,883)	$677,274,988
Cash	2,201,092
Receivables for
Forward foreign currency exchange contracts	195,375
Investments sold	366,025
Interest and dividends	9,602,006
Other assets	99,247
Total assets	$689,738,733
Liabilities
Notes payable	$100,000,000
Payables for
Distributions	179,213
Forward foreign currency exchange contracts	713,844
Daily variation margin on open futures contracts	205,734
Investments purchased	9,077,189
Payable to affiliates
Investment adviser	26,235
Transfer agent and dividend disbursing costs	4,681
Payable for independent Trustees’ compensation	187,337
Accrued interest expense	142,369
Deferred country tax expense payable	235,124
Accrued expenses and other liabilities	138,186
Total liabilities	$110,909,912
Net assets	$578,828,821
Net assets consist of
Paid-in capital	$556,825,786
Unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies (net of $87,305 deferred country tax)	23,085,210
Accumulated net realized gain (loss) on investments and foreign currency	1,142,253
Accumulated distributions in excess of net investment income	(2,224,428)
Net assets	$578,828,821
Shares of beneficial interest outstanding	77,852,495
Net asset value per share (net assets of $578,828,821 / 77,852,495 shares of beneficial interest outstanding)	$7.43

See Notes to Financial Statements

Financial Statements

STATEMENT OF OPERATIONS

Six months ended 4/30/14 (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Net investment income
Income
Interest	$18,628,688
Dividends	45,492
Dividends from underlying affiliated funds	15,662
Total investment income	$18,689,842
Expenses
Management fee	$2,043,894
Transfer agent and dividend disbursing costs	66,042
Administrative services fee	38,820
Independent Trustees’ compensation	38,896
Stock exchange fee	34,327
Custodian fee	40,939
Interest expense	424,828
Shareholder communications	85,102
Audit and tax fees	37,600
Legal fees	4,786
Miscellaneous	18,557
Total expenses	$2,833,791
Fees paid indirectly	(82)
Reduction of expenses by investment adviser	(412)
Net expenses	$2,833,297
Net investment income	$15,856,545
Realized and unrealized gain (loss) on investments and foreign currency
Realized gain (loss) (identified cost basis)
Investments (net of $130,112 country tax)	$5,666,257
Futures contracts	(1,281,078)
Foreign currency	(1,617,433)
Net realized gain (loss) on investments and foreign currency	$2,767,746
Change in unrealized appreciation (depreciation)
Investments (net of $34,889 decrease in deferred country tax)	$2,409,376
Futures contracts	1,301,884
Translation of assets and liabilities in foreign currencies	(197,803)
Net unrealized gain (loss) on investments and foreign currency translation	$3,513,457
Net realized and unrealized gain (loss) on investments and foreign currency	$6,281,203
Change in net assets from operations	$22,137,748

See Notes to Financial Statements

Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

	Six months ended 4/30/14	Year ended 10/31/13
Change in net assets	(unaudited)
From operations
Net investment income	$15,856,545	$34,125,056
Net realized gain (loss) on investments and foreign currency	2,767,746	20,848,699
Net unrealized gain (loss) on investments and foreign currency translation	3,513,457	(31,209,800)
Change in net assets from operations	$22,137,748	$23,763,955
Distributions declared to shareholders
From net investment income	$(17,208,700)	$(36,124,929)
From net realized gain on investments	(10,287,949)	—
Total distributions declared to shareholders	$(27,496,649)	$(36,124,929)
Change in net assets from fund share transactions	$(2,108,656)	$(1,314,939)
Total change in net assets	$(7,467,557)	$(13,675,913)
Net assets
At beginning of period	586,296,378	599,972,291
At end of period (including accumulated distributions in excess of net investment income of $2,224,428 and $872,273, respectively)	$578,828,821	$586,296,378

See Notes to Financial Statements

Financial Statements

STATEMENT OF CASH FLOWS

Six months ended 4/30/14 (unaudited)

This statement provides a summary of cash flows from investment activity for the fund.

Cash flows from operating activities:
Change in net assets from operations	$22,137,748
Adjustments to reconcile change in net assets from operations to net cash provided by operating activities:
Purchase of investment securities	(173,999,629)
Proceeds from disposition of investment securities	200,691,713
Payments for futures contracts	(1,281,078)
Purchases of short-term investments, net	(12,581,874)
Realized gain/loss on investments	(5,796,369)
Realized gain/loss on futures contracts	1,281,078
Unrealized appreciation/depreciation on investments	(2,374,487)
Unrealized appreciation/depreciation on foreign currency contracts	206,842
Net amortization/accretion of income	925,407
Decrease in interest and dividends receivable	496,851
Increase in accrued expenses and other liabilities	35,311
Decrease in receivable for daily variation margin on open futures contracts	75,781
Increase in payable for daily variation margin on open futures contracts	205,734
Decrease in restricted cash	677,700
Increase in other assets	(36,070)
Increase in interest payable	68,603
Net cash provided by operating activities	$30,733,261
Cash flows from financing activities:
Distributions paid in cash	(27,498,495)
Repurchase of shares of beneficial interest	(2,108,656)
Net cash used by financing activities	$(29,607,151)
Net increase in cash	$1,126,110
Cash:
Beginning of period	$1,074,982
End of period	$2,201,092

Supplemental disclosure of cash flow information:

Cash paid during the six months ended April 30, 2014 for interest was $356,225.

See Notes to Financial Statements

Financial Statements

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 4/30/14 (unaudited)		Years ended 10/31
			2013	2012	2011	2010	2009

Net asset value, beginning of period	$7.50		$7.65	$7.20	$7.44	$6.83	$5.48
Income (loss) from investment operations
Net investment income (d)	$0.20		$0.44	$0.47	$0.50	$0.52	$0.47
Net realized and unrealized gain (loss) on investments and foreign currency	0.08		(0.13)	0.49	(0.20)	0.63	1.38
Total from investment operations	$0.28		$0.31	$0.96	$0.30	$1.15	$1.85
Less distributions declared to shareholders
From net investment income	$(0.22)		$(0.46)	$(0.51)	$(0.54)	$(0.54)	$(0.51)
From net realized gain on investments	(0.13)		—	—	—	—	—
Total distributions declared to shareholders	$(0.35)		$(0.46)	$(0.51)	$(0.54)	$(0.54)	$(0.51)
Net increase from repurchase of capital shares	$0.00	(w)	$0.00 (w)	$—	$—	$—	$0.01
Net asset value, end of period (x)	$7.43		$7.50	$7.65	$7.20	$7.44	$6.83
Market value, end of period	$6.62		$6.59	$7.31	$6.68	$7.11	$6.06
Total return at market value (%)	5.96	(n)	(3.73)	17.56	1.67	27.18	41.15
Total return at net asset value (%) (j)(r)(s)(x)	4.50	(n)	4.69	14.15	4.73	18.08	36.73
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.99	(a)	1.02	1.10	1.12	1.25	1.07
Expenses after expense reductions (f)	0.99	(a)	1.02	1.10	1.12	1.25	1.06
Net investment income	5.54	(a)	5.75	6.39	6.80	7.39	7.76
Portfolio turnover	23	(n)	65	48	49	65	67
Net assets at end of period (000 omitted)	$578,829		$586,296	$599,972	$564,446	$583,317	$535,450
Supplemental Ratios (%):
Ratio of expenses to average net assets after expense reductions and excluding interest expense (f)	0.84	(a)	0.86	0.91	0.91	0.97	1.02
Senior Securities:
Total notes payable outstanding (000 omitted)	$100,000		$100,000	$100,000	$100,000	$100,000	$100,000
Asset coverage per $1,000 of indebtedness (k)	$6,788		$6,863	$7,000	$6,644	$6,833	$6,354

Financial Highlights – continued

(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(j)	Total return at net asset value is calculated using the net asset value of the fund, not the publicly traded price and therefore may be different than the total return at market value.
(k)	Calculated by subtracting the fund’s total liabilities (not including notes payable) from the fund’s total assets and dividing this number by the notes payable outstanding and then multiplying by 1,000.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(w)	Per share amount was less than $0.01.
(x)	The net asset values per share and total returns at net asset value per share have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS

(unaudited)

(1) Business and Organization

MFS Multimarket Income Trust (the fund) is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as a diversified closed-end management investment company.

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 Financial Services – Investment Companies.

(2) Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests in high-yield securities rated below investment grade. Investments in high-yield securities involve greater degrees of credit and market risk than investments in higher-rated securities and tend to be more sensitive to economic conditions. The fund invests in foreign securities, including securities of emerging market issuers. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s legal, political, and economic environment. The markets of emerging markets countries are generally more volatile than the markets of developed countries with more mature economies. All of the risks of investing in foreign securities previously described are heightened when investing in emerging markets countries.

In this reporting period, the fund adopted the disclosure provisions of FASB Accounting Standards Update 2011-11 (“ASU 2011-11”), Balance Sheet (Topic 210) – Disclosures about Offsetting Assets and Liabilities along with the related scope clarification provisions of FASB Accounting Standards Update 2013-01 (“ASU 2013-01”) entitled Balance Sheet (Topic 210) – Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities. ASU 2011-11 is intended to enhance disclosures on the offsetting of financial assets and liabilities by requiring entities to disclose both gross and net information about financial instruments and transactions that are either offset in the statement of financial position or subject to an enforceable Master Netting Agreement or similar arrangement. ASU 2013-01 limits the scope of ASU 2011-11’s disclosure requirements on offsetting to financial assets and financial liabilities related to derivatives, repurchase and reverse repurchase agreements, and securities lending and securities borrowing transactions. The disclosures required by ASU 2011-11, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.

Notes to Financial Statements (unaudited) – continued

The fund’s accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the ISDA Master Agreement does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund’s right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.

Investment Valuations – Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price as provided by a third-party pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as provided by a third-party pricing service on the market on which such futures contracts are primarily traded. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if

Notes to Financial Statements (unaudited) – continued

the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures contracts and forward foreign currency exchange contracts.

Notes to Financial Statements (unaudited) – continued

The following is a summary of the levels used as of April 30, 2014 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities	$893,228	$475,380	$47,028	$1,415,636
U.S. Treasury Bonds & U.S. Government Agency & Equivalents	—	17,264,955	—	17,264,955
Non-U.S. Sovereign Debt	—	88,007,747	—	88,007,747
Municipal Bonds	—	450,501	—	450,501
U.S. Corporate Bonds	—	340,791,212	—	340,791,212
Residential Mortgage-Backed Securities	—	3,759,349	—	3,759,349
Commercial Mortgage-Backed Securities	—	24,365,630	—	24,365,630
Asset-Backed Securities (including CDOs)	—	2,513,615	—	2,513,615
Foreign Bonds	—	153,431,365	—	153,431,365
Floating Rate Loans	—	8,251,660	—	8,251,660
Mutual Funds	37,023,318	—	—	37,023,318
Total Investments	$37,916,546	$639,311,414	$47,028	$677,274,988

Other Financial Instruments
Futures Contracts	$(30,638)	$—	$—	$(30,638)
Forward Foreign Currency Exchange Contracts	—	(518,469)	—	(518,469)

For further information regarding security characteristics, see the Portfolio of Investments.

The following is a reconciliation of level 3 assets for which significant unobservable inputs were used to determine fair value. The fund’s policy is to recognize transfers between the levels as of the end of the period. The table presents the activity of level 3 securities held at the beginning and the end of the period.

Equity Securities
Balance as of 10/31/13	$41,673
Change in unrealized appreciation (depreciation)	5,355
Balance as of 4/30/14	$47,028

The net change in unrealized appreciation (depreciation) from investments still held as level 3 at April 30, 2014 is $5,355.

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Notes to Financial Statements (unaudited) – continued

Derivatives – The fund uses derivatives for different purposes, primarily to increase or decrease exposure to a particular market or segment of the market, or security, to increase or decrease interest rate or currency exposure, or as alternatives to direct investments. Derivatives are used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.

The derivative instruments used by the fund were futures contracts and forward foreign currency exchange contracts. The fund’s period end derivatives, as presented in the Portfolio of Investments and the associated Derivative Contract tables, generally are indicative of the volume of its derivative activity during the period.

The following table presents, by major type of derivative contract, the fair value, on a gross basis, of the asset and liability components of derivatives held by the fund at April 30, 2014 as reported in the Statement of Assets and Liabilities:

		Fair Value (a)
Risk	Derivative Contracts	Asset Derivatives	Liability Derivatives
Interest Rate	Interest Rate Futures	$—	$(30,638)
Foreign Exchange	Forward Foreign Currency Exchange	195,375	(713,844)
Total		$195,375	$(744,482)

(a)	The value of futures contracts outstanding includes cumulative appreciation (depreciation) as reported in the fund’s Portfolio of Investments. Only the current day variation margin for futures contracts is separately reported within the fund’s Statement of Assets and Liabilities.

The following table presents, by major type of derivative contract, the realized gain (loss) on derivatives held by the fund for the six months ended April 30, 2014 as reported in the Statement of Operations:

Risk	Futures Contracts	Foreign Currency
Interest Rate	$(1,281,078)	$—
Foreign Exchange	—	(1,582,210)
Total	$(1,281,078)	$(1,582,210)

The following table presents, by major type of derivative contract, the change in unrealized appreciation (depreciation) on derivatives held by the fund for the six months ended April 30, 2014 as reported in the Statement of Operations:

Risk	Futures Contracts	Translation of Assets and Liabilities in Foreign Currencies
Interest Rate	$1,301,884	$—
Foreign Exchange	—	(206,842)
Total	$1,301,884	$(206,842)

Notes to Financial Statements (unaudited) – continued

Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain, but not all, over-the-counter derivatives, the fund attempts to reduce its exposure to counterparty credit risk whenever possible by entering into an International Swaps and Derivatives Association (ISDA) Master Agreement on a bilateral basis with each of the counterparties with whom it undertakes a significant volume of transactions. The ISDA Master Agreement gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a certain deterioration in the credit quality of the other party. Upon an event of default or a termination of the ISDA Master Agreement, the non-defaulting party has the right to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the fund’s credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any. The fund’s right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific ISDA counterparty is subject.

Collateral and margin requirements differ by type of derivative. Margin requirements are set by the broker or clearing house for cleared derivatives (i.e., futures contracts, cleared swaps, and exchange-traded options) while collateral terms are contract specific for over-the-counter traded derivatives (i.e., forward foreign currency exchange contracts, uncleared swap agreements, and over-the-counter options). For derivatives traded under an ISDA Master Agreement, the collateral requirements are netted across all transactions traded under such agreement and one amount is posted from one party to the other to collateralize such obligations. Cash that has been segregated to cover the fund’s collateral or margin obligations under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities as “Restricted cash” or “Deposits with brokers.” Securities pledged as collateral or margin for the same purpose, if any, are noted in the Portfolio of Investments.

Futures Contracts – The fund entered into futures contracts which may be used to hedge against or obtain broad market exposure, interest rate exposure, currency exposure, or to manage duration. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.

Upon entering into a futures contract, the fund is required to deposit with the broker, either in cash or securities, an initial margin in an amount equal to a certain percentage of the notional amount of the contract. Subsequent payments (variation margin) are made or received by the fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gain or loss by the fund until the contract is closed or expires at which point the gain or loss on futures contracts is realized.

The fund bears the risk of interest rates, exchange rates or securities prices moving unexpectedly, in which case, the fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. While futures contracts may present less counterparty risk to the fund since the contracts are exchange traded and the exchange’s clearinghouse guarantees payments to the broker, there is still counterparty

Notes to Financial Statements (unaudited) – continued

credit risk due to the insolvency of the broker. The fund’s maximum risk of loss due to counterparty credit risk is equal to the margin posted by the fund to the broker plus any gains or minus any losses on the outstanding futures contracts.

Forward Foreign Currency Exchange Contracts – The fund entered into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. These contracts may be used to hedge the fund’s currency risk or for non-hedging purposes. For hedging purposes, the fund may enter into contracts to deliver or receive foreign currency that the fund will receive from or use in its normal investment activities. The fund may also use contracts to hedge against declines in the value of foreign currency denominated securities due to unfavorable exchange rate movements. For non-hedging purposes, the fund may enter into contracts with the intent of changing the relative exposure of the fund’s portfolio of securities to different currencies to take advantage of anticipated exchange rate changes.

Forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any unrealized gains or losses are recorded as a receivable or payable for forward foreign currency exchange contracts until the contract settlement date. On contract settlement date, any gain or loss on the contract is recorded as realized gains or losses on foreign currency.

Risks may arise upon entering into these contracts from unanticipated movements in the value of the contract and from the potential inability of counterparties to meet the terms of their contracts. Generally, the fund’s maximum risk due to counterparty credit risk is the unrealized gain on the contract due to the use of Continuous Linked Settlement, an industry accepted settlement system. This risk is mitigated in cases where there is an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and for posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.

Loans and Other Direct Debt Instruments – The fund invests in loans and loan participations or other receivables. These investments may include standby financing commitments, including revolving credit facilities, which obligate the fund to supply additional cash to the borrower on demand. Loan participations involve a risk of insolvency of the lending bank or other financial intermediary.

Statement of Cash Flows – Information on financial transactions which have been settled through the receipt or disbursement of cash is presented in the Statement of Cash Flows. The cash amount shown in the Statement of Cash Flows is the amount included within the fund’s Statement of Assets and Liabilities and includes cash on hand at its custodian bank and does not include any short term investments.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Notes to Financial Statements (unaudited) – continued

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. The fund earns certain fees in connection with its floating rate loan purchasing activities. These fees are in addition to interest payments earned and may include amendment fees, commitment fees, facility fees, consent fees, and prepayment fees. Commitment fees are recorded on an accrual basis as income in the accompanying financial statements. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date. Debt obligations may be placed on non-accrual status or set to accrue at a rate of interest less than the contractual coupon when the collection of all or a portion of interest has become doubtful. Interest income for those debt obligations may be further reduced by the write-off of the related interest receivables when deemed uncollectible.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Fees Paid Indirectly – The fund’s custody fee may be reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. This amount, for the six months ended April 30, 2014, is shown as a reduction of total expenses in the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items

Notes to Financial Statements (unaudited) – continued

of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to amortization and accretion of debt securities, straddle loss deferrals, and derivative transactions.

The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:

10/31/13
Ordinary income (including any short-term capital gains)	$36,124,929

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 4/30/14
Cost of investments	$656,428,235
Gross appreciation	29,583,946
Gross depreciation	(8,737,193)
Net unrealized appreciation (depreciation)	$20,846,753

As of 10/31/13
Undistributed ordinary income	95,095
Undistributed long-term capital gain	10,287,741
Other temporary differences	(1,768,145)
Net unrealized appreciation (depreciation)	18,747,245

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at an annual rate of 0.34% of the fund’s average daily net assets and 5.40% of gross income. Gross income is calculated based on tax elections that generally include the accretion of discount and exclude the amortization of premium, which may differ from investment income reported in the Statement of Operations. The management fee, from net assets and gross income, incurred for the six months ended April 30, 2014 was equivalent to an annual effective rate of 0.71% of the fund’s average daily net assets.

Transfer Agent – The fund engages Computershare Trust Company, N.A. (“Computershare”) as the sole transfer agent for the fund. MFS Service Center, Inc. (MFSC) monitors and supervises the activities of Computershare for an agreed upon fee approved by the Board of Trustees. For the six months ended April 30, 2014, these fees paid to MFSC amounted to $15,309.

Notes to Financial Statements (unaudited) – continued

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund partially reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended April 30, 2014 was equivalent to an annual effective rate of 0.0136% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS and MFSC.

Prior to December 31, 2001, the fund had an unfunded defined benefit plan (“DB plan”) for independent Trustees. As of December 31, 2001, the Board took action to terminate the DB plan with respect to then-current and any future independent Trustees, such that the DB plan covers only certain of those former independent Trustees who retired on or before December 31, 2001. Effective January 1, 2002, accrued benefits under the DB plan for then-current independent Trustees who continued were credited to an unfunded retirement deferral plan (the “Retirement Deferral plan”), which was established for and exists solely with respect to these credited amounts, and is not available for other deferrals by these or other independent Trustees. Although the Retirement Deferral plan is unfunded, amounts deferred under the plan are periodically adjusted for investment experience as if they had been invested in shares of the fund. The DB plan resulted in a pension expense of $2,221 and the Retirement Deferral plan resulted in an expense of $6,070. Both amounts are included in independent Trustees’ compensation for the six months ended April 30, 2014. The liability for deferred retirement benefits payable to certain independent Trustees under both plans amounted to $132,989 at April 30, 2014, and is included in “Payable for independent Trustees’ compensation” in the Statement of Assets and Liabilities.

Deferred Trustee Compensation – Under a Deferred Compensation Plan (the “Plan”), independent Trustees previously were allowed to elect to defer receipt of all or a portion of their annual compensation. Effective January 1, 2005, the Board elected to no longer allow Trustees to defer receipt of future compensation under the Plan. Amounts deferred under the Plan are invested in shares of certain MFS Funds selected by the independent Trustees as notional investments. Deferred amounts represent an unsecured obligation of the fund until distributed in accordance with the Plan. Included in “Other assets” and “Payable for independent Trustees’ compensation” in the Statement of Assets and Liabilities is $46,367 of deferred Trustees’ compensation. There is no current year expense associated with the Plan.

Other – This fund and certain other funds managed by MFS (the funds) have entered into services agreements (the Agreements) which provide for payment of fees by the funds to Tarantino LLC and Griffin Compliance LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) and Assistant ICCO,

Notes to Financial Statements (unaudited) – continued

respectively, for the funds. The ICCO and Assistant ICCO are officers of the funds and the sole members of Tarantino LLC and Griffin Compliance LLC, respectively. The funds can terminate the Agreements with Tarantino LLC and Griffin Compliance LLC at any time under the terms of the Agreements. For the six months ended April 30, 2014, the aggregate fees paid by the fund to Tarantino LLC and Griffin Compliance LLC were $1,822 and are included in “Miscellaneous” expense in the Statement of Operations. MFS has agreed to reimburse the fund for a portion of the payments made by the fund in the amount of $412, which is included in the reduction of total expenses in the Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO and Assistant ICCO.

The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. Income earned on this investment is included in “Dividends from underlying affiliated funds” in the Statement of Operations. This money market fund does not pay a management fee to MFS.

(4) Portfolio Securities

Purchases and sales of investments, other than short-term obligations, were as follows:

	Purchases	Sales
U.S. Government securities	$—	$538,273
Investments (non-U.S. Government securities)	$144,388,441	$160,267,518

(5) Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. The Trustees have authorized the repurchase by the fund of up to 10% annually of its own shares of beneficial interest. The fund repurchased and retired 323,409 shares of beneficial interest during the six months ended April 30, 2014 at an average price per share of $6.52 and a weighted average discount of 11.32% per share. The fund repurchased and retired 202,200 shares of beneficial interest during the year ended October 31, 2013 at an average price per share of $6.50 and a weighted average discount of 11.84% per share. Transactions in fund shares were as follows:

	Six months ended 4/30/14		Year ended 10/31/13
	Shares	Amount	Shares	Amount
Capital shares reacquired	(323,409)	$(2,108,656)	(202,200)	$(1,314,939)

(6) Loan Agreement

The fund has a credit agreement with a bank for a revolving secured line of credit that can be drawn upon up to $100,000,000. At April 30, 2014, the fund had outstanding borrowings under this agreement in the amount of $100,000,000, which are secured by a lien on the fund’s assets. The loan’s carrying value in the fund’s Statement of Assets and Liabilities approximates its fair value. The loan value as of the reporting date is considered level 2 under the fair value hierarchy. The credit agreement matures on August 22, 2014. Borrowing under the agreement can be made for liquidity or leverage purposes. Interest is charged at a rate per annum equal to LIBOR plus an agreed upon spread or an alternate rate, at the option of the borrower, stated as the

Notes to Financial Statements (unaudited) – continued

greater of Overnight LIBOR or the Federal Funds Rate each plus an agreed upon spread. The fund incurred interest expense of $424,828 during the period. The fund may also be charged a commitment fee based on the average daily unused portion of the line of credit. The fund did not incur a commitment fee during the period. For the six months ended April 30, 2014, the average loan balance was $100,000,000 at a weighted average annual interest rate of 0.84%. The fund is subject to certain covenants including, but not limited to, requirements with respect to asset coverage, portfolio diversification and liquidity.

(7) Transactions in Underlying Affiliated Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	24,441,444	100,144,399	(87,562,525)	37,023,318

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$15,662	$37,023,318

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees and Shareholders of MFS Multimarket Income Trust:

We have reviewed the accompanying statement of assets and liabilities of MFS Multimarket Income Trust (the Fund), including the portfolio of investments, as of April 30, 2014, and the related statements of operations, changes in net assets, cash flows, and financial highlights for the six-month period ended April 30, 2014. These interim financial statements and financial highlights are the responsibility of the Fund’s management.

We conducted our review in accordance with the standards of the Public Company Accounting Oversight Board (United States). A review of interim financial information consists principally of applying analytical procedures and making inquiries of persons responsible for financial and accounting matters. It is substantially less in scope than an audit conducted in accordance with the standards of the Public Company Accounting Oversight Board (United States), the objective of which is the expression of an opinion regarding the financial statements taken as a whole. Accordingly, we do not express such an opinion.

Based on our review, we are not aware of any material modifications that should be made to the accompanying interim financial statements and financial highlights for them to be in conformity with U.S. generally accepted accounting principles.

We have previously audited, in accordance with the standards of the Public Company Accounting Oversight Board (United States), the statement of changes in net assets for the year ended October 31, 2013, and financial highlights for each of the five years in the period ended October 31, 2013, and in our report dated December 16, 2013, we expressed an unqualified opinion on such statement of changes in net assets and financial highlights.

Boston, Massachusetts

June 13, 2014

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

A discussion regarding the Board’s most recent review and renewal of the fund’s Investment Advisory Agreement with MFS is available by clicking on the fund’s name under “Closed-End Funds” in the “Products” section of the MFS Web site (mfs.com).

PROXY VOTING POLICIES AND INFORMATION

MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the twelve-month period ended June 30, 2013 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. A shareholder can obtain the quarterly portfolio holdings report at mfs.com. The fund’s Form N-Q is also available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. Copies of the fund’s Form N-Q also may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available by visiting the “Commentary & Announcements” and “Market Outlooks” sections of mfs.com or by clicking on the fund’s name under “Closed-End Funds” in the “Products” section of mfs.com.

CONTACT US

TRANSFER AGENT, REGISTRAR, AND

DIVIDEND DISBURSING AGENT

CALL

1-800-637-2304

9 a.m. to 5 p.m. Eastern time

WRITE

Computershare Trust Company, N.A.

P.O. Box 43078

Providence, RI 02940-3078

New York Stock Exchange Symbol: MMT

ITEM 2.	CODE OF ETHICS.

During the period covered by this report, the Registrant has not amended any provision in its Code of Ethics (the “Code”) that relates to an element of the Code’s definitions enumerated in paragraph (b) of Item 2 of this Form N-CSR. During the period covered by this report, the Registrant did not grant a waiver, including an implicit waiver, from any provision of the Code.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual reports.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual reports.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable for semi-annual reports.

ITEM 6.	SCHEDULE OF INVESTMENTS

A schedule of investments for each series of the Registrant is included as part of the report to shareholders of such series under Item 1 of this Form N-CSR.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable for semi-annual reports.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

There were no changes during this period.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

MFS Multimarket Income Trust

Period	(a) Total number of Shares Purchased	(b) Average Price Paid per Share	(c) Total Number of Shares Purchased as Part of Publicly Announced Plans or Programs	(d) Maximum Number (or Approximate Dollar Value) of Shares that May Yet Be Purchased under the Plans or Programs
11/01/13-11/30/13	0	N/A	0	7,635,610
12/01/13-12/31/13	159,360	6.52	159,360	7,476,250
1/01/14-1/31/14	0	N/A	0	7,476,250
2/01/14-2/28/14	0	N/A	0	7,476,250
3/01/14-3/31/14	164,049	6.52	164,049	7,637,605
4/01/14-4/30/14	0	N/A	0	7,637,605

Total	323,409	6.52	323,409

Note: The Board of Trustees approves procedures to repurchase shares annually. The notification to shareholders of the program is part of the semi-annual and annual reports sent to shareholders. These annual programs begin on March 1st of each year. The programs conform to the conditions of Rule 10b-18 of the securities Exchange Act of 1934 and limit the aggregate number of shares that may be purchased in each annual period (March 1 through the following February 28) to 10% of the Registrant’s outstanding shares as of the first day of the plan year (March 1). The aggregate number of shares available for purchase for the March 1, 2014 plan year is 7,801,654.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to the procedures by which shareholders may send recommendations to the Board for nominees to the Registrant’s Board since the Registrant last provided disclosure as to such procedures in response to the requirements of Item 407 (c)(2)(iv) of Regulation S-K or this Item.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-CSR, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter covered by the report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a)	File the exhibits listed below as part of this form. Letter or number the exhibits in the sequence indicated.

(1)	Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

(2)	A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

(b)	If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed “filed” for the purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference: Attached hereto.

Notice

A copy of the Amended and Restated Declaration of Trust of the Registrant is on file with the Secretary of State of the Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant MFS MULTIMARKET INCOME TRUST

By (Signature and Title)*	JOHN M. CORCORAN
John M. Corcoran, President

Date: June 13, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	JOHN M. CORCORAN
John M. Corcoran, President (Principal Executive Officer)

Date: June 13, 2014

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, Treasurer (Principal Financial Officer and Accounting Officer)

Date: June 13, 2014

*	Print name and title of each signing officer under his or her signature.